UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-4803
Oppenheimer Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.

March 31, 2010

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds was the #1 tax-exempt bond fund family in the Barron's/Lipper Best Fund Families survey, which analyzed the 2009 performance of 61 mutual fund families.

Source: "Best Mutual-Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the one-year rankings in the Barron's/Lipper Best Fund Families survey. ***Past performance does not guarantee future results***.

OppenheimerFunds®
The Right Way to Invest

March 31, 2010 Oppenheim er Management Limtied Term Commentarie s and Municipal Fund Semiannual Report MANAGEMENT COMMENTARIES An In terview with Your Fund’s Portfolio Managers SEMI ANNUL REPORT Lis tin g of Top Hold n i gs Lis tin g of n I vestments Financial Statements OppenheimerFunds was the #1 tax-exempt bond f u nd a f mily n i the Barron’s /Lipper Best Fund Famili es survey, which analyzed the 2009 perfo rmance of 61 mutual fund a f milies. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 o f r specific n i o f rmation on the methodology used to determin e the one-year rankings in the Barron’s/Lipper Best Fund Famili es survey. Past performance does not guarantee future results. 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	16.8%

Hospital/Health Care	16.0

Marine/Aviation Facilities	14.8

Industrial Conglomerates	5.1

Electric Utilities	5.0

Multifamily Housing	4.5

Single Family Housing	3.8

Sales Tax Revenue	3.0

Tax Increment Financing (TIF)	2.8

Resource Recovery	2.7
Portfolio holdings are subject to change. Percentages are as of March 31, 2010, and are based on total assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	11.2%	0.5%	11.7%

AA	9.7	—	9.7

A	32.5	0.3	32.8

BBB	32.8	6.4	39.2

BB or lower	3.3	3.3	6.6

Total	89.5%	10.5%	100.0%
The Fund’s investment adviser, OppenheimerFunds, Inc. (“the Manager”), determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the Manager may use its own credit analysis to assign ratings in denominations similar to those of S&P.
The percentages above are based on the market value of the Fund’s securities as of 3/31/10 and are subject to change; market value does not include cash. AAA, AA, A and BBB are investment-grade ratings. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual
Class A	$1,000.00	$1,022.70	$4.04

Class B	1,000.00	1,017.70	8.38

Class C	1,000.00	1,018.20	7.88

Hypothetical (5% return before expenses)

Class A	1,000.00	1,020.94	4.04

Class B	1,000.00	1,016.65	8.38

Class C	1,000.00	1,017.15	7.88
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.80%

Class B	1.66

Class C	1.56
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—103.8%
Alabama—2.0%
$310,000	AL Drinking Water Finance Authority[1]	6.000%	08/15/2021	08/15/2010	A	$310,722
2,430,000	AL HFA (South Bay Apartments)[1]	5.950	02/01/2033	02/01/2013	A	2,490,021
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)[1]	5.750	03/01/2027	02/19/2023	B	144,990
30,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	05/15/2010	A	30,016
1,470,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	6.750	04/01/2011	06/14/2010	A	1,474,851
4,900,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	7.250	04/01/2015	06/14/2010	A	4,911,907
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.000	12/01/2021	02/01/2021	B	61,350
50,000	Birmingham, AL Special Care Facilities (Children’s Hospital of Alabama)[1]	5.375	06/01/2017	06/01/2010	A	50,047
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,085,360
5,000	Huntsville, AL Industrial Devel. Board (Coltec Industries)[2]	9.875	10/01/2010	10/01/2010		4,200
5,260,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2018		5,194,408
4,180,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2019		4,151,576
6,860,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2021		6,813,215
1,630,000	Jefferson County, AL Sewer[1]	5.250	02/01/2011	02/01/2011		1,608,940
1,445,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2015		1,360,352
100,000	Jefferson County, AL Sewer	5.375	02/01/2027	05/22/2025	B	36,234
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	03/18/2021	B	105,760
1,600,000	Lauderdale County & Florence, AL Health Care Authority (Coffee Health Group)[1]	5.750	07/01/2013	07/01/2011	A	1,617,856
45,000	Mobile, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	03/01/2011	A	45,471
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2014	A	51,595
3,045,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.250	03/01/2013	09/01/2010	A	3,048,989
15,756,000	Morgan County-Decatur, AL Health Care Authority (Decatur General Hospital)[1]	6.375	03/01/2024	09/01/2010	A	15,761,830
65,000	Prattville, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	03/01/2011	A	65,680
55,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2016	08/01/2010	A	55,061
80,000	Tuskegee, AL Utilities Board[1]	5.500	02/01/2022	09/29/2019	A	80,015

						51,560,446
F1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Alaska—0.3%
$25,000	AK HFC (Veterans Mtg.)[1]	5.200%	12/01/2014	06/01/2012	A	$25,898
25,000	AK HFC, Series A-1[1]	6.000	06/01/2015	06/01/2010	A	25,059
15,000	AK HFC, Series A-2[1]	5.900	06/01/2014	06/01/2010	A	15,476
2,690,000	AK HFC, Series A-2[1]	6.200	12/01/2021	06/01/2010	A	2,736,645
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)[1]	5.250	12/01/2021	01/07/2020	B	9,702
500,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	01/01/2011	A	502,655
105,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	6.000	01/01/2015	01/01/2011	A	105,690
35,000	AK International Airports, Series C1	6.100	10/01/2017	06/14/2010	A	35,063
4,135,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	06/20/2012	B	4,084,594
10,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	6.200	06/01/2022	06/01/2010	C	10,080

						7,550,862

Arizona—2.9%
36,075,000	AZ Health Facilities Authority (Banner Health System)[3]	6.000	01/01/2030	01/01/2013	A	36,914,321
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	05/07/2028	B	1,274,680
1,805,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750	07/01/2021	04/01/2013	C	1,825,306
1,365,000	Litchfield Park, AZ Community Facility District[1]	6.375	07/15/2026	12/10/2022	B	1,261,506
1,350,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/01/2011	B	1,315,467
1,380,000	Maricopa County, AZ IDA (Waste Management/Waste Management of AZ Obligated Group)[1]	7.000	12/01/2031	12/01/2010	D	1,408,331
15,000	Maricopa County, AZ IDA (Whispering Palms Apartments)[1]	5.600	07/01/2013	07/01/2013		14,443
17,135,000	Maricopa County, AZ IDA Health Facilities (Catholic Healthcare West)[1]	6.000	07/01/2021	07/01/2010	A	17,147,509
50,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	6.300	12/01/2026	12/01/2010	A	50,001
5,000,000	Mohave County, AZ IDA (Mohave Prison)[1]	6.750	05/01/2012	11/06/2011	C	5,326,900
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,842,193
1,360,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/01/2017		1,130,908
50,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	07/01/2031		47,123
235,000	Pima County, AZ IDA (Tucson Electric Power Company)	7.250	07/15/2010	07/15/2010		236,325
F2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Arizona Continued
$5,000	Scottsdale, AZ IDA (Scottsdale Memorial Hospitals)[1]	5.500%		09/01/2012	04/28/2010	C	$5,327
465,000	Tucson & Pima Counties, AZ IDA (Single Family Mtg.)[1]	6.350		01/01/2034	07/01/2010	C	473,761
535,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250		07/01/2038	01/01/2013	B	512,856
1,750,000	Verrado, AZ Community Facilities District No. 1[1]	6.500		07/15/2027	07/03/2023	B	1,624,805

							74,411,762

Arkansas—0.3%
465,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800		12/01/2020	06/01/2010	A	465,395
305,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.300		07/01/2024	07/01/2012	A	311,597
2,875,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	6.250		07/01/2031	07/01/2010	A	2,987,240
2,535,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	6.250		01/01/2032	07/01/2010	A	2,633,966
95,000	North Little Rock, AR Health Facilities Board (Baptist Health)[1]	5.600		07/01/2017	07/01/2011	A	96,061
50,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.100		12/01/2016	06/01/2010	A	50,230
40,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)	6.300		12/01/2016	06/01/2010	A	40,190
45,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		12/01/2016	12/01/2016		43,524
25,000	Pope County, AR Pollution Control (Arkansas Power & Light Company)[1]	6.300		11/01/2020	06/14/2010	A	25,010
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500		08/01/2013	08/01/2013		872,734

							7,525,947

California—7.8%
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250		09/01/2017	09/01/2017		4,284,272
4,180,000	Antioch, CA Public Financing Authority[1]	5.625		01/01/2022	01/01/2011	A	4,288,304
6,750,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	A	6,877,643
7,440,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2021	03/15/2014	B	6,312,840
5,500,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2028	09/14/2018	B	4,289,450
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]	06/01/2036	11/23/2021	B	2,280,117
F3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	0.000	[4]%	06/01/2041	05/22/2022	B	$2,155,230
400,000	CA County Tobacco Securitization Agency (TASC)1[1]	5.000		06/01/2026	06/01/2015	B	341,904
3,050,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	04/24/2013	B	2,590,457
5,080,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	12/01/2012	B	4,765,700
2,770,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2027	12/25/2013	C	2,768,255
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/27/2019	B	2,021,936
5,520,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	08/24/2012	B	5,050,248
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	06/26/2020	B	111,208
2,400,000	CA GO1	5.375		06/01/2026	06/01/2010	A	2,400,552
14,500,000	CA GO1	6.000		03/01/2033	03/01/2020	A	15,414,660
8,860,000	CA GO1	6.000		11/01/2039	11/01/2019	A	9,354,920
29,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[4]	06/01/2037	05/22/2022	B	18,606,980
5,645,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	09/28/2013	B	5,218,294
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2033	06/01/2020	B	1,951,950
475,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.750		07/01/2015	07/01/2010	A	475,608
50,000	CA HFA (Home Mtg.)[1]	5.450		08/01/2033	02/01/2018	A	50,249
330,000	CA HFA (Home Mtg.)[1]	5.750		08/01/2023	02/01/2018	A	336,468
2,200,000	CA HFA, Series C1	5.750		08/01/2030	02/01/2016	A	2,350,502
2,000,000	CA Hi-Desert Memorial Health Care District[1]	5.500		10/01/2019	04/25/2018	B	1,904,740
1,000,000	CA Pollution Control Financing Authority (Waste Management of CA/USA Waste of CA Obligated Group)[1]	6.750		12/01/2027	12/01/2010	D	1,028,080
10,065,000	CA Public Works[5]	5.375		03/01/2023	03/01/2020	B	10,065,000
5,100,000	CA Public Works[1]	6.625		11/01/2034	11/01/2019	A	5,421,096
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125		04/01/2028	04/01/2019	A	1,556,160
600,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	01/27/2028	B	596,430
2,145,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	12/22/2011	B	2,074,022
305,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	07/08/2013	B	299,217
8,000,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	06/30/2020	B	7,962,320
F4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California Continued
$220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500%		10/01/2036	10/01/2019	A	$233,603
9,000,000	Fresno, CA Airport[1]	5.800		07/01/2030	07/01/2011	A	9,029,160
4,540,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625		06/01/2021	06/23/2013	B	3,500,612
52,500,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	6.900	[6]	06/01/2036	07/06/2023	B	4,805,325
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)[1]	5.800		09/02/2018	09/02/2018		23,431
175,000	Los Angeles, CA Parking System[1]	5.250		05/01/2020	05/01/2010	A	175,588
8,150,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)[1]	7.000		12/01/2012	07/02/2011	B	8,123,594
75,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250		08/01/2024	08/01/2010	A	75,128
11,925,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	01/01/2013	B	11,051,732
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750		10/01/2035	10/01/2018	A	129,406
500,000	Port of Oakland, CA1	5.750		11/01/2013	05/01/2010	A	501,215
3,275,000	Port of Oakland, CA1	5.750		11/01/2016	05/01/2010	A	3,279,159
1,455,000	Port of Oakland, CA1	5.750		11/01/2020	05/01/2010	A	1,455,480
940,000	Port of Oakland, CA1	5.750		11/01/2022	05/01/2010	A	940,113
500,000	Riverside County, CA Public Financing Authority COP[1]	5.750		05/15/2019	05/04/2015	B	487,685
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250		05/01/2019	11/01/2010	A	6,128,771
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125		01/01/2027	06/14/2010	A	425,349
1,995,000	San Marcos, CA Special Tax[1]	5.900		09/01/2028	05/02/2026	B	1,809,824
5,000,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise[1]	6.125		03/01/2013	04/06/2011	B	4,883,450
5,065,000	Southern CA Tobacco Securitization Authority[1]	4.750		06/01/2025	03/31/2013	B	4,751,628

							197,015,065

Colorado—0.7%
15,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)	6.000		11/20/2015	10/01/2010	A	15,024
50,000	Boulder County, CO Multifamily Hsg. (Legacy Apartments)	6.100		11/20/2025	10/01/2010	A	50,060
30,000	CO Health Facilities Authority (Boulder Community Hospital)[1]	5.875		10/01/2023	10/01/2010	A	30,017
5,000	CO Hsg. & Finance Authority (Multifamily)	5.700		10/01/2021	10/01/2010	A	5,005
50,000	CO Hsg. & Finance Authority (Multifamily)	5.900		10/01/2038	10/01/2010	A	50,026
F5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Colorado Continued
$655,000	CO Hsg. & Finance Authority (Single Family)	5.483	[6]%	11/01/2029	05/01/2010	A	$221,017
470,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900		08/01/2023	11/01/2012	C	472,627
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.050		10/01/2016	08/01/2010	C	5,292
215,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450		04/01/2030	04/01/2016	A	220,033
825,000	CO Hsg. & Finance Authority (Single Family)[1]	6.800		04/01/2030	09/24/2010	C	845,922
700,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900		04/01/2029	04/01/2010	A	747,138
35,000	CO Hsg. & Finance Authority (Single Family)[1]	7.250		10/01/2031	10/01/2012	C	35,964
25,000	CO Hsg. & Finance Authority (Single Family)[1]	7.450		10/01/2016	05/03/2011	C	25,986
305,000	CO Hsg. & Finance Authority (Single Family)[1]	7.500		04/01/2031	07/27/2010	C	324,017
125,000	CO Hsg. & Finance Authority, Series C-2[1]	6.875		11/01/2028	09/01/2010	C	126,903
255,000	CO Hsg. & Finance Authority, Series D-2[1]	6.350		11/01/2029	08/01/2010	C	262,313
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750		12/15/2024	12/15/2014	A	2,006,375
25,000	Denver, CO City & County Airport[1]	6.125		11/15/2025	06/14/2010	A	25,069
2,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2014	11/15/2010	A	2,054,740
3,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2015	11/15/2010	A	3,082,110
3,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2016	11/15/2010	A	3,082,110
2,000,000	Denver, CO City & County Airport, Series A1	6.000		11/15/2018	11/15/2010	A	2,054,740
500,000	Denver, CO City & County Multifamily Hsg. (National Boston Lofts Associates)[1]	5.750		10/01/2027	01/08/2022	B	485,515
420,000	Eagle County, CO Airport Terminal Corp.[1]	5.050		05/01/2015	10/22/2012	B	403,444
70,000	Interlocken, CO Metropolitan District	5.750		12/15/2011	06/15/2010	A	70,841

							16,702,288

Connecticut—0.4%
30,000	CT Airport (Bradley International Airport)[1]	5.125		10/01/2026	04/24/2025	B	29,622
10,000	CT Airport (Bradley International Airport)[1]	5.125		10/01/2031	11/07/2029	B	9,702
435,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150		04/01/2035	04/01/2011	A	435,957
135,000	CT Devel. Authority (Bridgeport Hydraulic Company)[1]	6.150		04/01/2035	04/01/2011	A	135,297
25,000	CT Devel. Authority (Church Homes)	5.700		04/01/2012	06/14/2010	A	25,036
2,000,000	CT Devel. Authority Airport Facility (Learjet)[1]	7.950		04/01/2026	10/01/2014	A	2,164,700
6,500,000	CT Devel. Authority Pollution Control (Connecticut Light & Power Company)[1]	5.950		09/01/2028	09/01/2028		6,540,365
30,000	CT GO	5.650		03/15/2012	06/14/2010	A	30,127
125,000	CT H&EFA (Bridgeport Hospital)[1]	5.375		07/01/2019	01/23/2018	A	125,036
55,000	CT H&EFA (Bridgeport Hospital)[1]	6.625		07/01/2018	07/01/2010	A	55,197
630,000	CT H&EFA (Bridgeport Hospital/Bridgeport Hospital Foundation Obligated Group)[1]	6.500		07/01/2012	07/01/2010	A	631,707
30,000	CT H&EFA (Catholic Health East)[1]	5.750		11/15/2029	11/15/2011	A	30,327
185,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375		07/01/2026	07/01/2010	A	185,111
F6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Connecticut Continued
$10,000	CT H&EFA (New Horizons)[1]	5.875%		11/01/2012	06/14/2010	A	$10,035
10,000	CT HFA[1]	5.125		05/15/2021	05/15/2010	A	10,010
30,000	CT HFA	5.200		11/15/2020	11/15/2010	A	30,014
25,000	CT HFA[1]	5.350		11/15/2018	05/15/2010	A	25,023
10,000	CT HFA[1]	5.375		11/15/2018	05/15/2010	A	10,009
130,000	CT HFA, Series C1	5.500		11/15/2035	05/15/2010	A	130,039
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500		07/01/2018	03/09/2016	B	95,927
195,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2014	10/26/2011	A	195,293
270,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500		01/01/2020	03/07/2018	B	269,652

							11,174,186

Delaware—0.0%
270,000	DE Hsg. Authority (Multifamily Mtg.)[1]	6.950		07/01/2014	08/01/2010	C	290,569
15,000	DE Hsg. Authority (Multifamily Mtg.)[1]	7.375		01/01/2015	09/11/2011	B	14,827
5,000	DE Hsg. Authority (Single Family Mtg.)[1]	5.450		01/01/2032	07/01/2010	A	5,089

							310,485

District of Columbia—1.2%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450		11/01/2034	11/16/2033	B	163,398
20,000	District of Columbia HFA (Single Family), Series A1	6.850		06/01/2031	06/01/2010	A	20,295
10,000	District of Columbia HFA (Single Family), Series B1	5.850		12/01/2018	06/01/2010	A	10,343
20,000	District of Columbia HFA (Single Family), Series B1	5.900		12/01/2028	01/01/2015	C	20,075
10,440,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.250		05/15/2024	11/01/2011	C	10,482,178
11,320,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	05/15/2012	A	11,327,698
207,670,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	7.000	[6]	06/15/2046	06/13/2024	B	8,111,590

							30,135,577

Florida—8.4%
130,000	Alachua County, FL Health Facilities Authority (Shands Hospital at the University of Florida)[1]	5.750		12/01/2015	06/14/2010	A	130,189
4,300,000	Arborwood, FL Community Devel. District (Centex Homes)[1]	5.250		05/01/2016	05/01/2016		3,570,892
15,000	Baker County, FL Hospital Authority[1]	5.300		12/01/2023	11/04/2019	B	12,525
1,675,000	Baker County, FL Hospital Authority (Baker County Medical Services)[1]	5.100		12/01/2013	06/23/2012	B	1,609,323
15,000	Bay County, FL Water System[1]	6.250		09/01/2014	09/01/2010	A	15,071
F7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$1,080,000	Bonnet Creek, FL Resort Community Devel. District Special Assessment[1]	7.125%	05/01/2012	07/01/2010	B	$1,062,893
10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Health Services)[1]	5.400	04/01/2013	06/14/2010	A	10,014
10,000	Brevard County, FL Health Facilities Authority (Wuesthoff Memorial Hospital)	5.300	04/01/2011	06/14/2010	A	10,021
80,000	Broward County, FL Airport System[1]	5.125	10/01/2017	10/01/2010	A	80,302
5,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2014	10/01/2010	A	5,033
105,000	Broward County, FL Airport System (Passenger Facility)[1]	5.250	10/01/2015	10/01/2010	A	105,668
250,000	Broward County, FL HFA[1]	5.400	10/01/2038	10/04/2010	B	247,845
70,000	Broward County, FL HFA (Bridgewater Place Apartments)[1]	5.500	04/01/2041	06/23/2038	B	67,092
365,000	Broward County, FL HFA (Cross Keys Apartments)[1]	5.800	10/01/2033	08/20/2031	B	362,361
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	46,315
220,000	Broward County, FL HFA (Pompano Oaks Apartments)[1]	6.100	12/01/2038	06/01/2010	A	220,209
55,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	06/01/2010	A	55,029
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	06/01/2010	A	90,021
80,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	06/15/2024	B	79,366
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	07/01/2011	A	50,439
35,000	Broward County, FL Port Facilities[1]	5.000	09/01/2027	12/28/2023	B	33,317
105,000	Cape Coral, FL Health Facilities Authority (Gulf Care)[1]	6.000	10/01/2016	06/14/2010	A	105,074
80,000	Collier County, FL HFA (Saxon Manor Isle Apartments)	5.450	03/01/2030	10/01/2010	A	80,020
380,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	12/01/2011	A	382,554
245,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	12/01/2011	A	245,870
850,000	Collier County, FL IDA (Allete)[1]	6.500	10/01/2025	10/01/2025		850,213
2,695,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	05/01/2014	A	2,769,598
1,600,000	Concorde Estates, FL Community Devel. District[2]	5.000	05/01/2011	05/01/2011		591,040
10,000	Cypress Club, FL Special Recreational District	7.100	09/01/2013	09/01/2010	A	10,055
145,000	Dade County, FL GO (Seaport)	5.125	10/01/2021	06/14/2010	A	145,483
70,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	06/14/2010	A	70,242
F8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$200,000	Dade County, FL GO (Seaport)[1]	5.450%	10/01/2016	06/14/2010	A	$200,744
120,000	Dade County, FL GO (Seaport)	5.500	10/01/2026	06/14/2010	A	120,233
1,605,000	Dade County, FL GO (Seaport)	5.750	10/01/2015	06/14/2010	A	1,611,500
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	09/01/2010	A	70,028
500,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	11/01/2010	A	500,100
275,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	11/01/2010	A	275,052
585,000	Dade County, FL HFA (Golden Lakes Apartments)	6.050	11/01/2039	11/01/2010	A	585,064
20,000	Dade County, FL HFA (New Horizons Associates)	5.875	07/15/2024	07/01/2010	A	20,018
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	09/01/2010	A	110,085
170,000	Dade County, FL HFA (Siesta Pointe Apartments)	5.750	09/01/2029	09/01/2010	A	170,088
75,000	Dade County, FL Res Rec[1]	5.500	10/01/2010	06/14/2010	A	75,269
1,080,000	Dade County, FL Res Rec[1]	5.500	10/01/2013	06/14/2010	A	1,082,344
1,510,000	East Homestead, FL Community Devel. District[1,2]	5.000	05/01/2011	05/01/2011		1,131,745
4,055,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	02/01/2012	C	4,123,327
5,000	Escambia County, FL School Board COP[1]	5.500	02/01/2016	08/01/2010	A	5,017
970,000	Fiddler’s Creek, FL Community Devel. District[1]	5.800	05/01/2021	05/01/2021		923,498
1,000,000	Fiddler’s Creek, FL Community Devel. District[1]	5.875	05/01/2021	08/01/2012	B	957,950
50,000	FL Agriculture & Mechanical University (Student Apartment Facility)	5.600	07/01/2013	07/01/2010	A	50,172
95,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	5.625	07/01/2021	07/01/2010	A	95,328
150,000	FL Agriculture & Mechanical University (Student Apartment Facility)	5.625	07/01/2025	07/01/2010	A	150,267
10,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2017	07/01/2010	A	10,043
40,000	FL Agriculture & Mechanical University (Student Apartment Facility)[1]	6.500	07/01/2023	07/01/2010	A	40,051
235,000	FL Capital Projects Finance Authority (Peerless Group)[1]	7.500	08/01/2019	12/06/2014	B	184,383
20,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2010	A	20,021
20,000	FL GO (Jefferson County Road)	5.900	05/01/2010	05/01/2010		20,096
150,000	FL HFA[1]	6.300	09/01/2036	09/01/2010	A	150,123
20,000	FL HFA	6.350	07/01/2028	10/01/2010	A	20,021
55,000	FL HFA	6.350	07/01/2028	10/01/2010	A	55,057
F9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$30,000	FL HFA (Brittany of Rosemont)[1]	6.050%		07/01/2015	07/01/2010	A	$30,015
20,000	FL HFA (Grand Court Apartments)[1]	5.300		08/15/2031	02/15/2012	A	20,119
20,000	FL HFA (Holly Cove Apartments)[1]	6.050		10/01/2015	06/14/2010	A	20,018
285,000	FL HFA (Holly Cove Apartments)[1]	6.250		10/01/2035	06/14/2010	A	285,103
55,000	FL HFA (Homeowner Mtg.)[1]	5.900		07/01/2029	07/01/2010	A	55,617
110,000	FL HFA (Hsg. Partners of Gainesville)	5.600		07/01/2027	07/01/2010	A	110,003
55,000	FL HFA (Landings at Sea Forest)	5.850		12/01/2018	06/01/2010	A	55,031
165,000	FL HFA (Landings at Sea Forest)[1]	6.050		12/01/2036	10/21/2029	A	165,031
150,000	FL HFA (Leigh Meadows Apartments)[1]	6.100		09/01/2016	09/01/2010	A	150,057
60,000	FL HFA (Mar Lago Village Apartments)[1]	5.900		12/01/2027	10/04/2023	B	55,124
50,000	FL HFA (Mar Lago Village Apartments)[1]	6.000		06/01/2039	12/09/2034	B	44,148
90,000	FL HFA (Mar Lago Village Associates)[1]	6.000		06/01/2039	06/01/2010	A	90,105
190,000	FL HFA (Reserve at Kanpaha)	5.500		07/01/2020	07/01/2010	A	190,042
60,000	FL HFA (Reserve at North Shore)[1]	5.500		11/01/2020	05/01/2010	A	60,013
25,000	FL HFA (Reserve at North Shore)	5.600		11/01/2027	05/01/2010	A	25,001
85,000	FL HFA (Spinnaker Cove Apartments)	6.375		07/01/2026	07/01/2010	A	85,058
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300		09/01/2036	09/01/2010	A	75,029
65,000	FL HFA (Villas of Capri)	6.100		04/01/2017	06/14/2010	A	65,089
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	05/01/2011	A	70,092
50,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	05/01/2011	A	50,131
30,000	FL HFA (Wentworth Apartments)[1]	5.400		04/01/2032	05/02/2030	B	26,646
20,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	11/01/2034		19,084
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	03/01/2012	A	50,215
75,000	FL HFA (Willow Lake Apartments)[1]	5.400		01/01/2032	02/01/2030	B	66,653
25,000	FL HFA (Windchase Apartments)	5.750		12/01/2017	06/01/2010	A	25,006
95,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	06/01/2039		94,993
220,000	FL HFA (Windchase Apartments)[1]	6.000		06/01/2039	07/25/2034	B	214,366
80,000	FL HFA (Windchase Apartments), Series C	5.900		12/01/2027	08/20/2023	B	77,521
860,000	FL HFA (Woodbridge Apartments)[1]	6.050		12/01/2016	06/14/2010	A	860,688
1,750,000	FL HFA (Woodbridge Apartments)	6.150		12/01/2026	06/01/2010	A	1,750,893
3,525,000	FL HFA (Woodbridge Apartments)[1]	6.250		06/01/2036	06/01/2010	A	3,526,234
30,000	FL HFA (Worthington Apartments)[1]	5.950		12/01/2015	12/01/2010	A	30,026
280,000	FL HFA (Worthington Apartments)	6.050		12/01/2025	06/01/2010	A	280,129
230,000	FL HFA (Worthington Apartments)[1]	6.200		12/01/2035	06/01/2010	A	230,074
25,000	FL HFA, Series 3[1]	6.200		07/01/2016	10/01/2010	A	25,031
30,000	FL HFA, Series 3[1]	6.300		07/01/2024	07/01/2010	A	31,220
770,000	FL HFC	5.486	[6]	07/01/2030	01/09/2027	B	238,138
15,535,000	FL HFC[3]	5.750		01/01/2037	01/01/2016	A	16,616,196
15,000	FL HFC[1]	5.900		07/01/2021	07/01/2010	A	15,345
10,000	FL HFC[1]	5.950		01/01/2032	07/01/2010	A	10,006
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	09/17/2031	B	14,799
F10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$180,000	FL HFC (Ashton Lake Apartments)[1]	5.700%		07/01/2033	01/01/2011	A	$180,761
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	01/01/2011	A	125,610
425,000	FL HFC (Bernwood Trace Associates)	5.832	[6]	12/01/2029	09/02/2024	B	132,579
450,000	FL HFC (Brittany of Rosemont)[1]	6.250		07/01/2035	07/01/2010	A	450,068
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	11/01/2011	A	50,803
45,000	FL HFC (Deer Meadows Apartments)[1]	5.875		11/01/2025	11/01/2010	A	45,563
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	02/15/2012	A	20,113
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	03/01/2011	A	15,082
100,000	FL HFC (Holly Cove Apartments)	6.150		10/01/2025	06/14/2010	A	100,054
45,000	FL HFC (Homeowner Mtg.)[1]	5.350		01/01/2021	10/01/2010	A	45,023
30,000	FL HFC (Homeowner Mtg.)[1]	5.500		07/01/2012	07/01/2010	A	30,698
125,000	FL HFC (Homeowner Mtg.)	5.580	[6]	01/01/2029	06/01/2010	B	42,479
20,000	FL HFC (Homeowner Mtg.)[1]	5.750		07/01/2017	07/01/2010	A	20,213
7,095,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	01/01/2016	A	7,588,670
45,000	FL HFC (Hunters Ridge-Deerwood)[1]	5.300		12/01/2028	12/01/2010	A	45,171
120,000	FL HFC (Leigh Meadows Apartments)[1]	6.300		09/01/2036	09/14/2032	B	113,658
120,000	FL HFC (Logan Heights Apartments)[1]	5.850		10/01/2033	03/04/2031	B	115,889
150,000	FL HFC (Logan Heights Apartments)[1]	6.000		10/01/2039	10/01/2011	A	150,660
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	06/01/2010	A	20,319
5,065,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	12/01/2011	A	5,143,001
200,000	FL HFC (Logan’s Pointe Apartments)	6.276	[6]	12/01/2029	08/28/2024	B	58,690
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	02/01/2011	A	25,128
125,000	FL HFC (Peacock Run Apartments)[1]	5.400		08/01/2042	08/01/2012	A	125,533
350,000	FL HFC (Raceway Pointe Apartments)[1]	5.950		09/01/2032	09/01/2011	A	350,543
110,000	FL HFC (Raceway Pointe Partners)[1]	5.750		09/01/2027	03/29/2024	B	105,670
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700		07/01/2035	01/01/2011	A	15,059
40,000	FL HFC (Seminole Ridge Apartments)[1]	6.000		10/01/2029	10/01/2011	A	40,745
95,000	FL HFC (Spring Harbor Apartments)[1]	5.900		08/01/2039	08/01/2011	A	95,087
20,000	FL HFC (Waterbridge Apartments)[1]	5.125		08/01/2027	05/04/2027	B	16,662
50,000	FL HFC (Waverly Apartments)[1]	6.200		07/01/2035	07/01/2012	A	51,097
295,000	FL HFC (Westwood Apartments)[1]	5.450		02/01/2041	02/01/2011	A	295,596
40,000	FL HFC (Winterlakes Sanctuary), Series H-1[1]	6.000		09/01/2032	09/01/2011	A	40,495
180,000	FL HFC (Woodridge Apartments)[1]	5.850		10/01/2033	01/29/2032	B	179,384
35,000	FL HFC (Woodridge Apartments)[1]	6.000		10/01/2039	10/01/2011	A	35,030
7,900,000	FL Municipal Loan Council[1]	5.375		11/01/2030	11/01/2011	A	7,950,165
95,000	FL Ports Financing Commission[1]	5.125		06/01/2011	06/01/2010	A	95,295
450,000	FL Ports Financing Commission[1]	5.375		06/01/2016	06/01/2010	A	450,504
1,030,000	FL Ports Financing Commission[1]	5.375		06/01/2027	08/26/2022	B	1,029,959
25,000	FL Ports Financing Commission[1]	5.500		10/01/2018	10/01/2010	A	25,266
310,000	FL Ports Financing Commission[1]	5.500		10/01/2029	10/01/2011	A	310,660
45,000	FL State Board of Education GO1	5.750		06/01/2022	06/01/2010	A	45,801
F11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$10,000	FL State Board of Regents (University Central Florida)[1]	6.000%	10/01/2013	06/14/2010	A	$10,044
50,000	FL State Division of Bond Finance (Dept. of Environmental Preservation)[1]	5.000	07/01/2012	11/19/2010	A	50,065
25,000	FL State Division of Bond Finance (Dept. of Environmental Protection)[1]	5.375	07/01/2010	07/01/2010		25,101
550,000	FL State Governmental Utility Authority (Sarasota Utility System)[1]	5.250	10/01/2018	10/01/2010	A	554,862
600,000	Gulf Breeze, FL GO1	6.050	12/01/2015	06/01/2010	A	601,164
105,000	Halifax, FL Hospital Medical Center[1]	5.200	04/01/2018	11/24/2015	B	102,321
835,000	Highlands, FL Community Devel. District[2,7]	5.000	05/01/2011	05/01/2010	B	416,331
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)[1]	7.125	04/01/2030	04/01/2030		1,622,020
2,000,000	Hillsborough County, FL IDA (University Community Hospital)	5.750	08/15/2010	08/15/2010		2,004,460
14,645,000	Hillsborough County, FL IDA (University Community Hospital)[1]	5.750	08/15/2014	08/15/2010	A	14,660,670
50,000	Jacksonville, FL Capital Improvement (Gator Bowl)[1]	5.250	10/01/2025	06/14/2010	A	50,072
1,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	05/28/2028	B	1,000,420
5,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	5,644,824
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,929,293
10,000	Jacksonville, FL Hsg. (Windermere Manor)	5.875	03/20/2028	06/14/2010	A	10,009
4,765,000	Jacksonville, FL Port Authority[1]	5.625	11/01/2026	11/01/2010	A	4,771,099
20,000	Jacksonville, FL Port Authority[1]	5.700	11/01/2021	11/01/2010	A	20,067
13,020,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012	A	13,331,178
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	06/14/2010	A	5,005
50,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2016	05/15/2010	A	50,050
40,000	Lakeland, FL Hospital System (Lakeland Regional Medical Center)[1]	5.250	11/15/2025	11/15/2010	A	40,002
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	04/01/2010	A	26,913
4,500,000	Lee County, FL Airport[1]	5.750	10/01/2025	10/01/2011	A	4,541,085
25,000	Lee County, FL Airport[1]	6.000	10/01/2020	10/01/2010	A	25,392
60,000	Lee County, FL Airport[1]	6.000	10/01/2029	10/01/2011	A	60,615
15,330,000	Lee County, FL Airport[1]	6.000	10/01/2032	10/01/2010	A	15,484,986
30,000	Lee County, FL COP (Master Lease)[1]	5.125	10/01/2012	10/01/2011	A	30,088
20,000	Lee County, FL HFA (Single Family Mtg.)[1]	5.650	09/01/2022	03/01/2011	A	20,237
395,000	Lee County, FL HFA (Single Family Mtg.)[1]	7.100	03/01/2034	09/01/2010	C	409,915
F12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$15,000	Lee County, FL Passenger Facility Charge[1]	5.000%	10/01/2011	06/14/2010	A	$15,043
50,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2013	06/14/2010	A	50,088
450,000	Lee County, FL Passenger Facility Charge[1]	5.000	10/01/2018	11/05/2016	A	450,063
90,000	Lexington Oaks, FL Community Devel. District[1]	6.700	05/01/2033	05/01/2012	A	92,073
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	09/01/2015	C	10,251
5,000	Manatee County, FL HFA, Series A2	9.125	06/01/2016	03/05/2014	B	4,527
25,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	06/14/2010	A	25,055
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	11/28/2019	B	33,899
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	10/05/2023	B	10,123,279
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	10/09/2023	A	270,119
80,000	Miami, FL Community Redevel. (Southeast Overtown/Park West)	8.500	10/01/2015	06/14/2010	A	80,249
25,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2015	10/01/2010	A	25,158
50,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	10/01/2010	A	50,220
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/01/2012	A	15,074
5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2018	10/01/2012	A	5,137,550
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/01/2012	A	3,579,100
4,175,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/01/2010	A	4,231,571
4,930,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	10/01/2012	A	4,995,569
30,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	04/01/2011	A	30,335
20,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	04/01/2011	A	20,193
5,060,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200	10/01/2039	04/01/2011	A	5,107,716
825,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450	10/01/2038	11/08/2013	B	812,097
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050	08/01/2029	08/01/2010	A	200,842
1,335,000	Miami-Dade County, FL HFA (Sunset Bay Apartments)[1]	6.050	01/01/2041	01/01/2013	A	1,363,943
5,000,000	Miami-Dade County, FL IDA (Waste Management/Waste Management of FL Obligated Group)[1]	7.000	12/01/2018	12/01/2010	D	5,102,650
F13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Florida Continued
$20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[6]%	10/01/2031	10/01/2031		$4,730
50,000	Naples, FL Hospital Revenue (Naples Community Hospital)	5.375		10/01/2011	06/14/2010	A	50,108
20,000	North Palm Beach Heights, FL Water Control District, Series A1	6.500		10/01/2012	06/14/2010	A	20,099
50,000	North Palm Beach Heights, FL Water Control District, Series B1	6.500		10/01/2012	06/14/2010	A	50,247
25,000	Oakland Park, FL Utilities System[1]	5.250		09/01/2014	10/01/2010	A	25,092
275,000	Oakland, FL Charter School[1]	6.950		12/01/2015	12/01/2015		284,169
20,000	Ocoee, FL Water & Sewer System	5.375		10/01/2016	06/14/2010	A	20,064
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	09/08/2019	B	23,286
1,265,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	1,330,540
20,000	Orange County, FL HFA (Homeowner)[1]	5.000		09/01/2017	10/01/2010	C	20,452
20,000	Orange County, FL HFA (Homeowner)[1]	5.450		09/01/2022	12/01/2012	C	20,073
30,000	Orange County, FL HFA (Homeowner)[1]	5.500		09/01/2027	07/12/2025	B	29,628
40,000	Orange County, FL HFA (Loma Vista)[1]	5.400		09/01/2019	03/01/2011	A	40,026
15,000	Orange County, FL HFA (Loma Vista)[1]	5.450		09/01/2024	07/12/2022	B	14,808
120,000	Orange County, FL HFA (Loma Vista)[1]	5.500		03/01/2032	09/01/2024	B	114,416
620,000	Orange County, FL HFA (Seminole Pointe)[1]	5.650		12/01/2017	01/25/2015	B	601,654
235,000	Osceola County, FL HFA (Tierra Vista Apartments)	5.800		12/01/2029	06/01/2010	A	235,132
45,000	Pace, FL Property Finance Authority	5.375		09/01/2020	08/20/2019	B	44,884
120,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement/ Life Communities)[1]	5.125		11/15/2029	10/17/2029	B	110,706
100,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2018	08/01/2010	A	100,065
210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2023	08/01/2010	A	210,069
10,000	Palm Beach County, FL Health Facilities Authority (Life Care Retirement Communities)	5.500		10/01/2011	06/14/2010	A	10,021
50,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.600		12/01/2012	06/01/2010	A	50,087
35,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.800		12/01/2017	06/01/2010	A	36,254
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850		12/01/2022	06/01/2010	A	400,364
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900		06/01/2029	06/01/2010	A	250,160
80,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)	6.100		08/01/2029	08/01/2010	A	80,071
F14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$130,000	Palm Beach County, FL HFA (Pinnacle Palms Apartments)[1]	5.650%	07/01/2031	06/01/2011	A	$130,969
845,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	06/01/2010	A	845,042
230,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	06/01/2010	A	230,030
1,100,000	Palm Glades, FL Community Devel. District[1]	4.850	05/01/2011	08/01/2010	B	714,340
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	02/01/2011	A	854,726
50,000	Pensacola, FL Airport[1]	6.125	10/01/2018	10/01/2010	A	50,336
65,000	Pinellas County, FL HFA[1]	5.500	03/01/2036	09/01/2014	A	65,404
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,212,756
3,535,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	12/01/2013	A	3,683,223
45,000	Pinellas County, FL HFA (Single Family Hsg.)[1]	5.450	09/01/2034	06/01/2010	C	47,283
80,000	Port Everglades, FL Authority, Series A1	5.000	09/01/2016	09/01/2010	A	80,151
25,000	Port Palm Beach, FL District[1]	5.300	09/01/2014	09/01/2010	A	25,145
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	09/01/2010	A	20,023
80,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	10/09/2022	B	78,591
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/10/2026	B	160,951
1,280,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2016	09/01/2011	A	1,315,917
1,420,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2017	09/01/2011	A	1,456,040
1,300,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2018	09/01/2011	A	1,331,603
40,000	St. Petersburg Beach, FL GO1	5.250	10/01/2013	06/14/2010	A	40,146
75,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	06/01/2010	A	75,124
10,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2014	10/01/2010	A	10,101
105,000	Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)[1]	5.250	10/01/2016	10/01/2010	A	105,709
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	07/01/2010	A	25,098
770,000	Village, FL Community Devel. District[1]	7.625	05/01/2017	09/01/2010	C	771,009
100,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.500	10/15/2014	10/15/2014		100,990
4,380,000	Volusia County, FL Educational Facility Authority (Embry-Riddle Aeronautical University)[1]	5.750	10/15/2029	10/15/2010	A	4,402,469
100,000	Volusia County, FL Educational Facility Authority (Stetson University)	5.500	06/01/2022	06/14/2010	A	100,315
F15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Florida Continued
$10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200%	08/01/2023	08/01/2010	A	$10,006
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[2,7]	5.125	05/01/2013	05/01/2013		349,700
1,000,000	Watergrass, FL Community Devel. District Special Assessment[1]	4.875	11/01/2010	11/01/2010		809,700

						211,159,624

Georgia—3.2%
70,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)	6.125	03/01/2017	10/01/2010	A	70,090
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)	6.200	03/01/2027	10/01/2010	A	115,110
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	05/15/2026		699,979
5,400,000	Atlanta, GA Airport[1]	5.625	01/01/2025	01/01/2013	A	5,444,334
65,000	Atlanta, GA Airport[1]	5.625	01/01/2030	01/01/2012	A	65,534
2,045,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.000	07/01/2036	02/25/2032	B	1,378,494
140,000	Atlanta, GA Devel. Authority Student Hsg. (Clark Atlanta University)[1]	6.250	07/01/2036	05/13/2032	B	97,775
40,000	Atlanta, GA GO1	5.000	12/01/2016	07/01/2010	A	45,231
20,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.300	02/20/2029	02/20/2011	A	20,067
75,000	Atlanta, GA Hsg. Authority (Village at Castleberry)[1]	5.400	02/20/2039	02/20/2011	A	75,208
700,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	03/27/2012	C	728,112
75,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.000	05/20/2017	05/20/2010	A	75,092
185,000	Atlanta, GA Urban Residential Finance Authority (Fulton Cotton Mill)	6.125	05/20/2027	05/20/2010	A	185,198
100,000	Atlanta, GA Urban Residential Finance Authority (John Hope Community Partnership)[1]	5.550	11/20/2037	05/20/2010	A	100,054
15,000	Chatham County, GA Hospital Authority (Memorial Health Medical Center)[1]	6.000	01/01/2017	07/01/2012	A	15,200
2,400,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.250	01/01/2016	07/01/2010	A	2,400,360
1,675,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.500	01/01/2021	02/21/2019	B	1,632,438
350,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	5.700	01/01/2019	01/01/2019		349,969
465,000	Chatham County, GA Hospital Authority (Memorial Medical Center-Savannah)[1]	6.125	01/01/2024	11/09/2022	B	463,452
F16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.650%	07/01/2017	10/01/2010	A	$95,086
105,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)	5.750	07/01/2029	10/01/2010	A	105,055
5,000	Cobb County, GA Hsg. Authority (Garrison Plantation)[1]	5.750	07/01/2014	09/01/2010	A	5,013
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	09/01/2010	A	15,265
250,000	Dalton, GA Devel. Authority (Hamilton Health Care System)[1]	5.250	08/15/2010	08/15/2010		250,528
9,090,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	08/01/2012	A	9,232,531
3,000,000	Floyd County, GA Devel. Authority (Temple-Inland)[1]	5.700	12/01/2015	12/01/2015		3,068,610
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	942,668
915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500	11/15/2021	05/15/2019	A	976,442
20,000	Fulton County, GA Devel. Authority (Cauley Creek Water)[1]	5.250	02/01/2021	02/01/2011	A	20,048
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	06/02/2016	B	43,392
50,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	06/02/2016	B	48,647
30,000	Fulton County, GA Hospital Authority (Northside Hospital)[1]	5.375	10/01/2012	06/14/2010	A	30,050
22,250,000	GA George L. Smith II Congress Center Authority (Domed Stadium)[3]	5.500	07/01/2020	07/01/2010	A	22,415,058
20,000	GA HFA (Lake Vista Apartments)	5.950	01/01/2027	07/01/2010	A	20,017
15,000	GA HFA (Single Family Mtg.)[1]	5.100	12/01/2020	06/28/2019	B	14,471
25,000	GA HFA (Single Family Mtg.)	5.125	06/01/2019	06/01/2010	A	25,009
15,000	GA HFA (Single Family Mtg.)[1]	5.300	12/01/2022	06/01/2011	A	15,100
595,000	GA HFA (Single Family Mtg.)[1]	5.350	12/01/2022	12/14/2011	A	601,087
90,000	GA HFA (Single Family Mtg.)[1]	5.500	12/01/2032	12/01/2011	A	90,590
50,000	GA HFA (Single Family Mtg.)[1]	5.550	12/01/2026	03/16/2023	B	49,503
30,000	GA Hsg. & Finance Authority (Cornerstone/Progressive Grove)[1]	5.950	01/01/2027	01/01/2011	A	30,026
5,545,000	GA Main Street Natural Gas[1]	5.000	03/15/2012	03/15/2012		5,781,550
12,110,000	GA Main Street Natural Gas[1]	5.000	03/15/2013	03/15/2013		12,770,964
2,860,000	GA Main Street Natural Gas[1]	5.000	03/15/2014	03/15/2014		3,034,288
100,000	GA Medical Center Hospital Authority (CRH/CMCF/TMC/PHS Obligated Group)[1]	5.375	08/01/2014	08/01/2011	A	102,132
50,000	GA Medical Center Hospital Authority (CRH/MCM/DLS/AS/WCNT/LD&M/PHS Obligated Group)[1]	5.500	08/01/2019	08/01/2010	A	50,247
F17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Georgia Continued
$10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000%	12/01/2023	12/01/2010	A	$10,078
55,000	GA Municipal Gas Authority (Warner Robins)	6.125	01/01/2026	07/01/2010	A	55,137
40,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2013	10/01/2011	A	40,454
5,000	Hinesville, GA Leased Hsg. Corp. (Regency Park)[1]	7.250	01/15/2011	01/15/2011		5,119
4,520,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	09/01/2010	A	4,618,084
60,000	Macon-Bibb County, GA Industrial Authority[1]	6.000	05/01/2013	06/14/2010	A	60,156
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	06/14/2010	A	140,153
1,000,000	McDuffie County, GA County Devel. Authority (Temple-Inland)[1]	6.950	12/01/2023	12/01/2023		968,490
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	02/01/2023		61,482
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	12/01/2010	A	50,004
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	02/01/2013	A	196,535
10,000	Rome, GA New Public Hsg. Authority[1]	5.750	11/01/2010	05/01/2010	A	10,299
10,000	Savannah, GA Hospital Authority (St. Joseph’s Hospital/Candler Hospital Obligated Group)[1]	5.250	07/01/2014	01/01/2011	A	10,064
345,000	Vienna, GA Water & Sewer (Tyson Foods)[1]	5.625	09/01/2012	10/13/2010	B	328,537

						80,349,666

Hawaii—1.4%
6,770,000	HI Airports System[1]	5.625	07/01/2018	07/01/2011	A	6,870,128
195,000	HI Airports System[1]	6.000	07/01/2019	07/01/2011	A	197,716
250,000	HI Airports System[1]	6.000	07/01/2020	07/01/2010	A	253,408
25,000	HI Airports System[1]	6.500	07/01/2014	07/01/2010	A	25,488
50,000	HI Dept. of Budget & Finance (Hawaiian Electric Company)[1]	6.150	01/01/2020	07/01/2010	A	50,064
30,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	08/15/2011	C	31,091
100,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/01/2013	A	100,188
14,405,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.700	07/01/2020	07/01/2011	A	14,489,701
7,200,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	6.200	11/01/2029	11/01/2010	A	7,245,000
4,285,000	HI Harbor System, Series A1	5.750	07/01/2029	07/01/2011	A	4,357,845
F18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Hawaii Continued
$50,000	HI HFDC (Single Family Mtg.)[1]	5.750%		07/01/2030	07/01/2010	A	$50,639
375,000	Kuakini, HI Health System (Kuakini Health System/Kuakini Medical Center/Kuakini Geriatric Care Obligated Group)[1]	6.375		07/01/2032	07/08/2028	B	370,346

							34,041,614

Idaho—0.2%
30,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.250		07/01/2011	07/01/2010	A	30,358
145,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300		07/01/2027	01/01/2016	A	148,448
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2018	07/01/2010	C	10,209
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400		07/01/2020	07/15/2010	C	20,417
115,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550		07/01/2016	07/01/2010	A	117,800
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600		07/01/2021	10/18/2010	C	15,381
185,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625		07/01/2015	07/01/2010	A	189,797
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750		07/01/2016	07/01/2010	A	10,286
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.000		07/01/2029	07/01/2010	A	20,194
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.050		01/01/2026	07/01/2010	A	10,011
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.350		07/01/2016	07/01/2010	A	5,007
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200		07/01/2028	07/01/2010	A	5,100
40,000	ID Hsg. Agency (Multifamily Hsg.)	6.500		07/01/2011	07/01/2010	A	40,136
15,000	ID Hsg. Agency (Multifamily Hsg.)	6.700		07/01/2024	07/01/2010	A	15,018
55,000	ID Hsg. Agency (Single Family Mtg.)[1]	6.450		07/01/2027	07/01/2010	A	55,316
5,000	ID Hsg. Agency (Single Family Mtg.)	6.700		07/01/2027	07/01/2010	A	5,007
5,000	ID Hsg. Agency (Single Family Mtg.), Series A1	6.125		07/01/2026	12/19/2010	A	5,153
10,000	Malad, ID Water[1]	5.500		03/01/2014	09/01/2010	A	10,094
2,270,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A1	5.500		08/01/2017	02/08/2014	B	2,107,740
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	10/01/2014		996,280

							3,817,752

Illinois—9.4%
850,000	Bedford Park, IL Tax[1]	5.125		12/30/2018	01/11/2018	B	752,794
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	08/05/2010	A	75,060
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	08/05/2010	A	715,572
31,000,000	Centerpoint, IL Intermodal Center Program[1]	7.500	[8]	06/15/2023	12/15/2010	D	31,090,210
80,000	Chicago, IL (Single Family Mtg.), Series A1	7.150		09/01/2031	09/01/2010	A	82,210
20,000	Chicago, IL Metropolitan Hsg. Devel. Corp.	6.850		07/01/2022	07/01/2010	A	20,036
205,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	07/01/2010	A	205,267
F19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$65,000	Chicago, IL Midway Airport, Series A1	5.000%	01/01/2028	05/14/2025	B	$61,482
33,205,000	Chicago, IL Midway Airport, Series A1	5.500	01/01/2029	07/01/2010	A	33,223,263
1,180,000	Chicago, IL Midway Airport, Series B1	5.625	01/01/2029	03/21/2026	A	1,180,224
390,000	Chicago, IL Midway Airport, Series B1	5.750	01/01/2022	07/01/2010	A	390,238
25,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500	12/20/2019	10/20/2011	A	25,382
50,000	Chicago, IL Multifamily Hsg. (Bryne Mawr/Belle)[1]	5.800	06/01/2033	06/01/2010	A	50,677
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	77,711
25,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125	09/20/2024	09/20/2011	A	25,433
13,700,000	Chicago, IL O’Hare International Airport[1]	5.500	01/01/2016	07/01/2010	A	13,727,674
5,000,000	Chicago, IL O’Hare International Airport[1]	5.625	01/01/2020	01/01/2012	A	5,127,350
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,238,000
10,000,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	10,434,400
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	08/18/2029	B	59,703
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	04/07/2032	B	57,559
15,000	Chicago, IL O’Hare International Airport (General Airport)	5.500	01/01/2011	01/01/2011		15,059
5,000	Chicago, IL O’Hare International Airport (General Airport), Series A1	5.250	01/01/2023	01/01/2012	A	5,053
380,000	Chicago, IL O’Hare International Airport (General Airport), Series A1,5	5.500	01/01/2016	07/01/2010	A	381,011
15,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	01/01/2012	A	15,071
40,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	08/26/2029	B	39,168
12,280,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)	6.000	11/01/2015	06/14/2010	A	12,288,964
1,500,000	IL COPs[1]	6.375	07/01/2017	07/01/2010	A	1,509,120
15,000	IL Dept. of Central Management Services COP	6.200	07/01/2014	07/01/2010	A	15,136
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	07/01/2010	A	7,334,186
1,015,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)[1]	6.000	07/01/2015	07/01/2010	A	1,015,558
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	5.700	07/01/2019	04/12/2017	B	9,726
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)[1]	6.050	07/01/2019	07/01/2017	B	4,985
5,000	IL Devel. Finance Authority (Lester & Rosalie Anixter Center/CCAR Industries Obligated Group)[1]	5.500	07/01/2012	07/01/2010	A	5,000
F20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$2,540,000	IL Devel. Finance Authority (Olin Corp.)[1]	6.750%	03/01/2016	03/01/2016		$2,471,268
2,000,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2013	05/15/2010	A	2,005,880
4,835,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2014	05/15/2010	A	4,847,184
2,750,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2015	05/15/2010	A	2,755,748
100,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	05/15/2010	A	100,149
50,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	10/05/2021	B	49,085
30,000	IL Devel. Finance Authority (Round Lake)[1]	5.450	01/01/2019	07/01/2010	A	30,100
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	06/01/2012	A	24,096,928
11,555,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	08/01/2010	A	11,555,924
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.000	02/01/2028	02/01/2028		75,658
285,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)[1]	5.500	12/01/2026	12/01/2026		284,997
1,200,000	IL Educational Facilities Authority (Augustana College)	5.625	10/01/2022	10/01/2012	A	1,219,116
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	06/01/2010	A	50,115
100,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.375	06/01/2015	06/01/2010	A	100,216
6,160,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	6,586,272
1,395,000	IL GO1	5.125	12/01/2017	06/01/2010	A	1,395,181
2,280,000	IL GO1	5.250	12/01/2020	06/01/2010	A	2,280,319
100,000	IL GO1	5.600	04/01/2020	04/01/2010	A	100,015
40,000	IL GO1	6.100	01/01/2020	07/01/2010	A	40,006
40,000	IL Health Facilities Authority (Condell Medical Center/Medical Center Properties Obligated Group)[1]	6.350	05/15/2015	05/15/2010	A	40,691
25,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	08/15/2010	A	25,003
6,117,000	IL Health Facilities Authority (Ingalls Health System)[1]	6.250	05/15/2014	05/15/2010	A	6,173,705
8,415,000	IL Health Facilities Authority (Loyola University Health System)[1]	5.375	07/01/2017	07/01/2010	A	8,418,450
50,000	IL Health Facilities Authority (Sarah Bush Lincoln Health Center)[1]	6.000	02/15/2026	08/15/2010	A	50,020
25,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	09/07/2025	B	22,595
500,000	IL Health Facilities Authority (Sherman Health System)[1]	5.500	08/01/2012	08/01/2010	A	500,805
65,000	IL Hsg. Devel. Authority (Homeowner Mtg.)[1]	5.500	08/01/2026	04/01/2010	C	68,837
F21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Illinois Continued
$200,000	IL Hsg. Devel. Authority, Series C-2[1]	5.250%	08/01/2022	08/01/2012	A	$201,950
50,000	IL Metropolitan Pier & Exposition Authority[1]	5.250	06/15/2027	06/15/2010	A	50,023
8,400,000	IL Metropolitan Pier & Exposition Authority	5.375	06/01/2014	06/01/2010	A	8,428,560
170,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2022	06/15/2010	A	170,629
5,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2022	06/01/2010	A	5,019
65,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2022	06/01/2010	A	65,241
565,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2027	06/01/2010	A	566,413
1,130,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2027	06/01/2010	A	1,132,825
170,000	IL Metropolitan Pier & Exposition Authority	6.500	06/15/2027	06/15/2010	A	170,413
50,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.250	12/15/2028	12/15/2010	A	50,533
15,125,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.500	12/15/2024	06/15/2010	A	15,330,095
45,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.500	12/15/2024	12/15/2010	A	45,608
25,000	IL Sales Tax[1]	5.000	06/15/2016	06/01/2010	A	25,074
2,795,000	IL Sales Tax[1]	5.250	06/15/2018	06/01/2010	A	2,803,581
25,000	IL Sales Tax, Series U1	5.000	06/15/2012	06/01/2010	A	25,081
90,000	Joliet, IL GO1	6.250	01/01/2011	07/01/2010	A	93,077
40,000	Lake County, IL HFC, Series A	6.800	05/01/2023	06/14/2010	A	40,066
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[1]	5.500	01/01/2020	08/11/2018	B	3,501,293
30,000	Rockford, IL Mtg. (Faust Landmark Apartments)	6.750	01/01/2018	07/01/2010	A	30,146
150,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	02/01/2028		142,844
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	09/01/2030		47,053

						236,528,073

Indiana—0.5%
90,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	07/01/2010	A	90,131
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)[1]	6.700	11/01/2012	11/01/2012		2,354,200
30,000	Fort Wayne, IN Sewage Works[1]	5.000	08/01/2012	08/01/2010	A	30,095
60,000	Frankfort, IN Middle Schools Building Corp.	5.500	07/10/2010	07/01/2010	A	60,228
2,250,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	05/10/2015	B	2,290,635
225,000	IN Devel. Finance Authority (USX Corp.)[1]	6.150	07/15/2022	07/01/2010	A	225,369
240,000	IN Devel. Finance Authority (USX Corp.)[1]	6.250	07/15/2030	07/15/2030		239,990
35,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2014	06/01/2010	A	35,081
165,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	07/01/2010	A	165,116
F22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Indiana Continued
$570,000	IN Health Facility Financing Authority (Kings Daughters Hospital Assoc.)[1]	5.625%	08/15/2027	04/03/2020	B	$540,029
55,000	IN Health Facility Financing Authority (Munster Medical Research Foundation/ St. Catherine Hospital Obligated Group)[1]	5.500	08/01/2013	08/01/2012	A	57,107
25,000	IN HFA (Single Family Mtg.)[1]	5.250	07/01/2023	07/01/2011	A	24,944
5,000	IN HFA (Single Family Mtg.)[1]	5.600	07/01/2021	01/01/2011	A	5,049
350,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	07/01/2017	A	365,502
90,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	07/01/2018	A	97,548
360,000	IN Municipal Power Agency, Series A	5.300	01/01/2023	07/01/2010	A	361,073
535,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)[1]	8.000	01/01/2014	06/14/2010	A	537,375
40,000	New Albany, IN Hospital Facilities (Mercy Health System)[1]	5.625	01/01/2027	07/24/2022	B	38,629
25,000	Perry County, IN Redevel. Authority[1]	6.000	02/01/2012	06/14/2010	A	25,067
5,000,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	5.900	12/01/2024	08/01/2011	A	5,109,450
300,000	Petersburg, IN Pollution Control (Indianapolis Power & Light Company)[1]	6.375	11/01/2029	08/01/2015	A	307,236

						12,959,854

Iowa—0.1%
15,000	Des Moines, IA Aviation System, Series B1	5.125	07/01/2018	07/01/2010	A	15,007
2,000,000	Estherville, IA Hospital (Avera Holy Family Health)	6.250	07/01/2026	07/01/2026		2,013,500
130,000	IA Finance Authority (Genesis Medical Center)[1]	5.200	07/01/2022	03/29/2020	B	129,992
20,000	IA Finance Authority (Trinity Health)[1]	6.000	12/01/2027	12/01/2011	A	20,398
800,000	IA Finance Authority Retirement Community (Friendship Haven)[1]	5.250	11/15/2014	11/26/2013	B	792,680
75,000	IA Student Loan Liquidity Corp.[1]	6.125	12/01/2011	06/01/2010	A	75,282

						3,046,859

Kansas—1.8%
65,000	KS Devel. Finance Authority Health Facilities (St. Lukes/Shawnee Mission Health System)[1]	5.375	11/15/2026	11/15/2010	A	65,001
115,000	La Cygne, KS Pollution Control (Kansas Gas & Electric Company)[1]	5.100	03/01/2023	09/01/2010	A	115,043
660,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[1]	4.800	04/01/2027	08/18/2020	B	472,243
6,800,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250	12/01/2038	06/08/2016	C	7,034,133
F23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Kansas Continued
$5,805,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.250%	12/01/2038	06/01/2017	A	$6,029,431
5,340,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.550	06/01/2038	06/01/2021	A	5,449,510
525,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	08/01/2011	C	538,886
13,335,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.800	12/01/2038	06/01/2015	C	13,791,695
10,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.850	06/01/2028	10/01/2010	C	10,039
10,805,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[3]	5.875	06/01/2039	06/01/2020	A	11,222,892
165,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	04/01/2012	C	177,626
15,000	Shawnee, KS Multifamily Hsg. (Thomasbrook Apartments)	5.500	04/01/2024	06/14/2010	A	15,009

						44,921,508

Kentucky—1.2%
150,000	Jefferson County, KY Health Facilities (JHHS)[1]	5.750	01/01/2026	07/01/2010	A	150,048
55,000	Jefferson County, KY Health Facilities (JHHS/JHP/JHF Obligated Group)[1]	5.700	01/01/2021	07/01/2010	A	55,037
2,535,000	Jefferson County, KY Health Facilities (University Medical Center)[1]	5.500	07/01/2017	07/01/2010	A	2,537,231
120,000	Kenton County, KY Airport (Delta Airlines)[2,7]	8.000	12/01/2015	02/01/2012	A	1
50,000	KY EDFA (Pikeville Medical Center)[1]	5.625	02/01/2017	07/01/2010	A	50,048
110,000	KY EDFA (Pikeville Medical Center)[1]	5.700	02/01/2028	08/26/2023	A	110,017
20,000	KY Hsg. Corp.[1]	5.300	07/01/2018	07/01/2010	A	20,357
15,000	KY Hsg. Corp.[1]	5.350	01/01/2021	07/01/2011	A	15,127
15,000	KY Hsg. Corp.[1]	5.450	07/01/2022	01/01/2012	A	15,186
15,000	KY Hsg. Corp., Series C1	5.375	07/01/2027	01/01/2012	A	15,167
80,000	KY Infrastructure Authority[1]	5.700	06/01/2013	06/01/2010	A	80,387
26,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	26,951,276
100,000	Madison County, KY Industrial Building (McCready Manor)	5.300	06/01/2011	06/01/2010	A	102,270

						30,102,152

Louisiana—4.2%
145,000	Caddo Parish, LA Industrial Devel. Board (Pennzoil Products Company)[1]	5.600	12/01/2028	12/01/2010	A	145,054
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	07/01/2023		65,557
F24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Louisiana Continued
$255,000	Calcasieu Parish, LA Industrial Devel. Board (ConocoPhillips Holding Company/E.I. Dupont de Nemours Obligated Group)[1]	5.750%	12/01/2026	06/01/2010	A	$255,102
3,820,000	Calcasieu Parish, LA Industrial Devel. Board Pollution Control (Entergy Gulf States)[1]	5.450	07/01/2010	07/01/2010		3,821,566
470,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	04/01/2016	C	480,208
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	11/01/2022		184,976
140,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	05/01/2012	A	141,488
10,000	De Soto Parish, LA Pollution Control (Cleco Utility Group)[1]	5.875	09/01/2029	09/01/2011	A	10,022
35,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)	5.500	10/01/2025	06/14/2010	A	35,026
75,000	Iberville Parish, LA Pollution Control (Entergy Gulf States)[1]	5.700	01/01/2014	01/01/2014		74,768
505,000	Jefferson Parish, LA Home Mtg. Authority (Single Family Mtg.)[1]	5.875	12/01/2021	07/01/2012	C	516,166
2,900,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	07/31/2014	C	2,937,874
230,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	02/01/2012	C	246,247
15,000	LA HFA (Single Family Mtg.)[1]	5.900	12/01/2011	06/01/2010	C	15,426
950,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	06/01/2012	C	979,488
105,000	LA HFA (Single Family Mtg.)[1]	7.450	12/01/2031	09/01/2010	C	107,957
20,000	LA HFA (St. Dominic Assisted Care)	6.300	09/01/2015	09/01/2010	A	20,037
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,769,519
6,455,000	LA Public Facilities Authority (Centenary College)[1]	5.625	02/01/2019	01/09/2015	B	5,920,655
6,000,000	LA Public Facilities Authority (Louisiana Water Company)[1]	5.450	02/01/2013	08/01/2010	A	6,049,380
245,000	LA Public Facilities Authority (Touro Infirmary)[1]	5.625	08/15/2029	07/18/2026	B	185,997
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	8,252,475
480,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	05/01/2010	A	486,691
19,485,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	09/27/2016	B	18,115,984
52,510,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	05/15/2012	A	52,566,711
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,084,800
25,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)	5.250	07/15/2011	06/14/2010	A	25,030
F25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Louisiana Continued
$230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600%	07/15/2025	10/02/2022	B	$208,863
20,000	New Orleans, LA Finance Authority (Single Family Mtg.)[1]	5.350	12/01/2028	08/20/2010	B	19,603
5,000	New Orleans, LA Home Mtg. Authority (Single Family Mtg.)[1]	6.000	12/01/2021	06/01/2010	A	5,034
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	06/01/2017		29,787
15,000	Orleans Parish, LA Parishwide School District	5.000	09/01/2014	09/01/2014		15,014
70,000	Orleans Parish, LA Parishwide School District	5.000	09/01/2015	09/01/2015		70,044
15,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2021	09/13/2020	B	14,527
55,000	Orleans Parish, LA Parishwide School District[1]	5.125	09/01/2022	10/10/2020	B	52,634
50,000	Orleans Parish, LA Parishwide School District	5.300	09/01/2014	09/01/2010	A	50,057
170,000	Orleans Parish, LA Parishwide School District[1]	5.375	09/01/2017	09/01/2010	A	170,049
15,000	Orleans Parish, LA School Board	5.300	09/01/2012	09/01/2010	A	15,005
110,000	Orleans Parish, LA School Board	5.300	09/01/2013	09/01/2010	A	110,011
120,000	Orleans Parish, LA School Board, Series B	5.200	02/01/2014	01/18/2012	B	119,375
340,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.100	08/01/2019	12/26/2015	B	248,540
5,000	Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)[1]	6.125	08/01/2010	08/01/2010		4,938
30,000	Slidell, LA Utilities[1]	5.550	04/01/2016	06/14/2010	A	30,058
30,000	St. John Baptist Parish, LA (USX Corp.)[1]	5.350	12/01/2013	12/01/2013		29,913
55,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	12/01/2015	12/01/2010	A	55,054
55,000	West Feliciana Parish, LA Pollution Control (Entergy Gulf States)[1]	5.800	04/01/2016	04/01/2010	A	55,105

						106,797,815

Maine—0.3%
1,800,000	Jay, ME Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2023		1,791,648
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2018		340,004
5,025,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	6.200	09/01/2019	09/01/2011	A	5,072,687
2,000,000	ME Finance Authority Solid Waste Recycling Facilities (Great Northern Paper)[2]	7.750	10/01/2022	10/01/2022		640,000
5,000	ME H&HEFA, Series A	5.875	07/01/2025	07/01/2010	A	5,011
15,000	ME H&HEFA, Series A	6.000	07/01/2024	07/01/2010	A	15,060
20,000	ME Hsg. Authority[1]	5.375	11/01/2012	05/15/2012	A	20,056
15,000	ME Municipal Bond Bank, Series B1	5.850	11/01/2020	06/01/2010	A	15,064
25,000	Winslow, ME (Crowe Rope Industries)	6.000	03/01/2012	09/01/2010	A	25,077

						7,924,607

F26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Maryland—0.3%
$65,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500%	10/01/2011	10/01/2010	A	$65,181
655,000	Baltimore, MD Port Facilities (E.I. DuPont de Nemours)[1]	6.500	10/01/2011	10/01/2010	A	656,821
430,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.125	04/01/2021	04/01/2011	A	431,763
90,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	03/01/2011	A	90,392
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	01/01/2011	A	5,006
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2024	03/01/2011	A	25,136
245,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.650	07/01/2039	03/01/2011	A	245,108
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.850	07/01/2014	07/01/2010	A	5,007
2,600,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.000	07/01/2039	10/01/2010	A	2,602,340
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	07/01/2010	A	275,253
1,455,000	MD H&HEFA (Anne Arundel Medical Center)[1]	5.125	07/01/2028	07/01/2010	A	1,458,172
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	06/14/2010	A	65,019
50,000	MD H&HEFA (Medlantic/Helix Parent)[1]	5.250	08/15/2013	08/15/2010	A	50,124
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	08/15/2010	A	55,030
10,000	Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B	6.400	07/01/2028	07/01/2010	A	10,014
1,200,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750	07/01/2029	09/01/2013	C	1,285,332
80,000	Prince Georges County, MD Hsg. Authority (Langley Gardens Apartments)[1]	5.750	08/20/2029	09/02/2024	B	77,720
5,000	Prince Georges County, MD Hsg. Authority (Single Family)[1]	6.150	08/01/2019	09/01/2010	C	5,024
10,000	Prince Georges County, MD Hsg. Authority (University Landing Apartments)[1]	6.000	09/20/2029	09/20/2010	A	10,189

						7,418,631

Massachusetts—3.1%
35,000	MA Devel. Finance Agency (Curry College)[1]	6.000	03/01/2031	03/01/2011	A	35,112
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625	06/01/2019	06/01/2010	A	2,842,868
3,840,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	02/20/2020	A	3,994,790
9,430,000	MA Educational Financing Authority[1]	5.300	01/01/2016	07/01/2010	A	9,457,441
5,000	MA Educational Financing Authority, Series E1	5.750	07/01/2012	06/14/2010	A	5,011
10,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.625	07/01/2013	07/01/2010	A	10,015

F27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Massachusetts Continued
$70,000	MA H&EFA (Cape Cod Healthcare)[1]	5.450%		11/15/2023	10/22/2019	B	$65,764
50,000	MA H&EFA (Capital Asset Program)[1]	0.704	[8]	07/01/2030	10/14/2019	B	42,115
205,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.625		07/01/2020	08/10/2018	B	199,309
180,000	MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)[1]	5.700		07/01/2015	05/15/2012	A	181,022
17,300,000	MA H&EFA (Hebrew College)[1]	0.520	[8]	07/01/2031	10/20/2024	B	10,890,350
1,500,000	MA H&EFA (Lowell General Hospital)[1]	5.250		06/01/2016	06/01/2010	A	1,502,070
1,350,000	MA H&EFA (Nichols College)[1]	6.000		10/01/2017	10/01/2011	A	1,357,668
180,000	MA H&EFA (Schepens Eye Research Institute)[1]	6.500		07/01/2028	07/01/2012	A	181,228
1,355,000	MA H&EFA (Valley Regional Health System)[1]	5.750		07/01/2018	01/23/2017	B	1,327,033
950,000	MA H&EFA (Valley Regional Health System)	6.375		07/01/2014	07/01/2010	A	951,121
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	12/22/2016	B	203,897
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	07/01/2012	A	3,028,048
15,000	MA HFA (Rental)	6.050		07/01/2020	06/14/2010	A	15,004
4,300,000	MA HFA (Rental)[1]	6.150		07/01/2032	07/01/2010	A	4,301,806
30,000	MA HFA (Rental)	6.250		07/01/2040	07/01/2010	A	30,014
130,000	MA HFA, Series A1	5.050		06/01/2010	06/01/2010		130,502
210,000	MA HFA, Series A	5.150		12/01/2011	06/01/2010	A	210,649
35,000	MA HFA, Series A1	5.500		07/01/2040	02/24/2035	B	28,543
2,000,000	MA HFA, Series A1	6.000		07/01/2041	01/01/2011	A	2,006,900
4,180,000	MA HFA, Series H1	6.650		07/01/2041	01/12/2031	A	4,194,045
525,000	MA Industrial Finance Agency (Arbors at Taunton)[1]	5.300		06/20/2019	06/20/2011	A	528,486
260,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	04/01/2010	A	260,120
470,000	MA Industrial Finance Agency (Massachusetts American Water Company)	6.250		12/01/2010	06/01/2010	A	470,771
930,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.750		12/01/2025	12/01/2010	A	930,074
2,155,000	MA Industrial Finance Agency (Massachusetts American Water Company)[1]	6.900		12/01/2029	07/01/2028	B	2,155,000
16,500,000	MA Port Authority (Delta Air Lines)	5.500		01/01/2022	01/01/2022		13,938,870
225,000	MA Port Authority (US Airways)[1]	5.750		09/01/2016	10/12/2014	B	213,624
435,000	MA Port Authority (US Airways)[1]	6.000		09/01/2021	10/13/2019	B	376,192
10,595,000	MA Turnpike Authority, Series A1	5.125		01/01/2023	07/01/2010	A	10,598,179
835,000	MA Turnpike Authority, Series A	5.550		01/01/2017	07/01/2010	A	838,591

							77,502,232

F28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Michigan—2.2%
$500,000	Detroit, MI GO1	5.250%	04/01/2014	04/01/2014		$492,230
225,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	08/27/2014	B	81,938
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	11/01/2011	A	3,074,421
20,000	Farmington Hills, MI EDC (Botsford General Hospital)[1]	5.700	02/15/2015	08/15/2010	A	20,023
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	01/23/2019	B	144,344
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625	05/01/2015	05/01/2010	A	10,090
15,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	10/01/2010	A	15,380
20,000	MI Higher Education Student Loan Authority[1]	5.400	06/01/2018	06/01/2010	A	20,018
250,000	MI Hospital Finance Authority (Detroit Medical Center Obligated Group)[1]	5.250	08/15/2028	07/25/2027	B	195,408
50,000	MI Hospital Finance Authority (Holland Community Hospital)[1]	5.625	01/01/2028	03/21/2025	A	50,006
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	11/15/2010	A	1,026,876
460,000	MI Hospital Finance Authority (OUH/OHP/OHS Obligated Group)[1]	6.000	04/01/2022	04/01/2013	A	469,973
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750	05/15/2016	05/15/2010	A	20,943
480,000	MI Hsg. Devel. Authority (Rental Hsg.)	6.100	10/01/2033	04/01/2010	A	480,221
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	04/01/2011	A	50,072
25,000	MI Municipal Bond Authority	7.100	11/01/2014	06/14/2010	A	25,074
845,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	01/05/2012	B	843,547
12,980,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	07/12/2013	B	12,146,424
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A	6.600	06/01/2022	06/01/2010	A	751,193
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	20,725,200
4,680,000	Saginaw, MI Hospital Finance Authority (Covenant Medical Center)[1]	6.500	07/01/2030	07/01/2011	A	4,732,978
1,750,000	Wayne County, MI Building Authority	5.250	06/01/2016	06/01/2010	A	1,756,318
55,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.000	12/01/2019	12/01/2019		53,964
830,000	Wayne, MI Charter County Airport
	(Detroit Metropolitan Wayne County)	5.250	12/01/2012	12/01/2010	A	840,533
20,000	Wayne, MI Charter County Airport
	(Detroit Metropolitan Wayne County)[1]	5.250	12/01/2014	12/01/2010	A	20,254
25,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.250	12/01/2018	12/01/2010	A	25,065

F29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Michigan Continued
$10,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375%	12/01/2015	12/01/2010	A	$10,135
7,950,000	Wayne, MI Charter County Airport (Detroit Metropolitan Wayne County)[1]	5.375	12/01/2016	12/01/2010	A	8,057,405
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2010	A	25,583

						56,165,616

Minnesota—2.6%
60,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	03/01/2019	08/27/2012	A	69,283
58,000,000	Becker, MN Pollution Control (Northern States Power Company)[1]	8.500	04/01/2030	08/27/2012	A	63,834,800
45,000	Minneapolis, MN Multifamily Hsg. (Riverside Plaza)	5.100	12/20/2018	07/01/2010	A	45,026
175,000	MN HFA (Single Family Mtg.)[1]	5.600	07/01/2013	07/01/2010	A	175,494
175,000	Olmsted County, MN Health Care Facilities (Olmsted Medical Group)[1]	5.550	07/01/2019	02/25/2017	B	174,984
885,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)[1]	5.700	11/01/2015	11/01/2010	A	885,062

						65,184,649

Mississippi—0.4%
3,000,000	Adams County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	3,009,240
285,000	Biloxi, MS Hsg. Authority (Beauvoir Apartments)[1]	6.250	09/01/2031	02/03/2027	B	186,122
65,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.125	07/01/2015	07/01/2010	A	65,118
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	07/01/2010	A	745,790
300,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2012	06/14/2010	A	300,636
290,000	Jackson County, MS Port Improvement[1]	5.250	05/01/2013	06/14/2010	A	290,490
100,000	MS Business Finance Corp. (Bomaine Corp.)[1]	5.750	05/01/2015	05/01/2015		96,916
40,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	42,377
160,000	MS Devel. Bank Special Obligation[1]	5.500	07/01/2031	07/01/2011	A	160,579
10,000	MS Higher Education Assistance Corp. (Student Loan)[1]	6.800	09/01/2016	09/01/2016		9,403
2,750,000	MS Higher Education Assistance Corp., Series C1	6.750	09/01/2014	09/01/2014		2,543,255
325,000	MS Home Corp. (Single Family Mtg.)	5.300	12/01/2023	04/01/2013	A	324,444
140,000	MS Home Corp. (Valley State Student Hsg.)	5.200	12/01/2023	01/08/2022	B	56,434
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/08/2027	B	42,215
15,000	MS Home Corp., Series A1	6.300	06/01/2031	06/01/2014	A	15,329

F30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Mississippi Continued
$50,000	MS Small Business Enterprise[1]	5.700%	12/01/2013	06/01/2010	A	$50,117
20,000	Tupelo, MS GO1	5.900	08/01/2013	08/01/2010	A	20,331
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	09/01/2011	A	1,076,645

						9,035,441

Missouri—0.5%
20,000	Bates County, MO Hospital (Bates County Memorial Hospital)[1]	5.700	03/01/2026	04/09/2024	B	18,861
175,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.000	03/01/2014	09/06/2013	B	172,067
125,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.125	03/01/2015	03/01/2015		121,663
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250	03/01/2016	03/01/2016		96,353
1,100,000	Branson, MO IDA (Branson Hills Redevel.)[1]	6.250	05/01/2013	05/05/2011	B	1,090,848
4,095,000	Hanley/Eager Road, MO Transportation Devel. District[1]	6.750	12/01/2028	07/01/2010	A	4,096,188
1,170,000	Kansas City, MO Special Facilities (MCI Overhaul Base)[1]	5.625	09/01/2017	09/01/2015	A	1,230,302
1,200,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150	06/01/2016	08/01/2013	B	1,133,544
150,000	Lake of the Ozarks, MO Community Bridge Corp.[1]	5.250	12/01/2026	03/24/2024	B	104,682
20,000	Lees Summit, MO Tax (Summitwoods Crossing)[1]	6.250	05/01/2017	06/25/2015	B	19,774
1,000,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200	11/01/2022	09/01/2012	B	852,330
10,000	MO Environmental Improvement & Energy Resources Authority[1]	5.100	01/01/2011	07/01/2010	A	10,029
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.125	01/01/2019	07/01/2010	A	25,085
215,000	MO Environmental Improvement & Energy Resources Authority (Missouri-American Water Company)[1]	5.900	03/01/2030	03/01/2030		215,049
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	08/01/2010	A	320,675
25,000	MO Environmental Improvement & Energy Resources Authority (Tri County Water Authority)[1]	5.750	04/01/2019	06/14/2010	A	25,013
100,000	MO Environmental Improvement & Energy Resources Authority (Tri County Water Authority)[1]	6.000	04/01/2022	04/10/2010	A	100,046
85,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	08/15/2010	A	85,255

F31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Missouri Continued
$25,000	MO H&EFA (St. Lukes-Shawnee Mission Health System)[1]	5.375%	11/15/2021	12/24/2019	A	$25,006
10,000	MO HDC (Single Family Mtg.)[1]	6.200	09/01/2025	05/20/2010	C	10,364
20,000	MO HDC (Truman Farm Villas)	5.750	10/01/2011	10/01/2010	A	20,047
10,000	MO Hsg. Devel. Commission (Single Family)	6.450	09/01/2027	09/01/2010	A	10,011
200,000	Raymore, MO Tax Increment[1]	5.000	03/01/2012	03/01/2012		195,644
300,000	Raymore, MO Tax Increment[1]	5.000	03/01/2013	03/01/2013		286,977
275,000	Raymore, MO Tax Increment[1]	5.125	03/01/2014	03/01/2014		259,600
230,000	Raymore, MO Tax Increment[1]	5.125	03/01/2015	03/01/2015		211,812
2,150,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	07/21/2015	B	1,856,633
35,000	Sikeston, MO Electric[1]	5.000	06/01/2022	01/21/2020	B	32,491
55,000	St. Charles County, MO IDA (Ashwood Apartments)[1]	5.600	04/01/2030	04/01/2010	A	55,020
500,000	St. Joseph, MO IDA (Shoppes at North Village)[1]	5.100	11/01/2019	06/06/2018	B	460,135
675,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	02/03/2012	B	536,227
10,000	University City, MO IDA (Canterbury Gardens)	5.900	12/20/2020	12/20/2010	A	10,000

						13,687,731

Montana—0.3%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	06/14/2010	A	215,206
15,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.450	06/01/2027	06/01/2010	A	15,011
945,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.600	12/01/2023	09/01/2010	C	954,308
5,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	06/01/2030	06/01/2010	A	5,142
2,665,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	11/01/2010	C	2,794,706
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.900	06/01/2020	06/01/2010	A	10,358
2,255,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.000	12/01/2029	06/01/2010	A	2,320,372
10,000	MT Board of Hsg. (Single Family Mtg.)[1]	6.250	12/01/2020	06/01/2010	A	10,192
2,330,000	MT Higher Education Student Assistance Corp.	6.400	12/01/2032	12/01/2032		2,282,305

						8,607,600

Multi States—0.9%
10,000,000	Centerline Equity Issuer Trust[1,9]	6.000	04/30/2015	04/30/2015		10,377,800
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	D	4,554,540
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	D	5,678,080
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	B	2,011,350

						22,621,770

F32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Nebraska—0.0%
$35,000	Dawson County, NE Sanitation & Improvement District (IBP)[1]	5.550%	02/01/2017	08/26/2015	B	$32,590
125,000	NE Central Plains Gas Energy[1]	5.000	12/01/2013	12/01/2013		133,256
10,000	NE Investment Finance Authority (Kearney Plaza)	7.500	12/01/2023	07/01/2010	A	10,023
5,000	NE Investment Finance Authority (Multifamily Hsg.)	6.000	12/01/2015	06/01/2010	A	5,005
30,000	NE Investment Finance Authority (Multifamily Hsg.)	6.200	06/01/2028	06/01/2010	A	30,030
20,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.350	09/01/2032	03/01/2012	A	20,300
105,000	Sarpy County, NE Sanitation & Improvement Districts No. 179 (Eagle Crest)[1]	5.700	10/01/2021	06/14/2010	A	105,044

						336,248

Nevada—0.3%
25,000	Clark County, NV Improvement District	6.250	02/01/2013	02/01/2013		24,998
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	D	416,476
5,455,000	Las Vegas, NV Paiute Tribe, Series A1	6.125	11/01/2012	05/30/2010	B	5,280,113
200,000	Las Vegas, NV Paiute Tribe, Series A1	6.625	11/01/2017	11/13/2015	B	176,750
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.375	06/01/2014	06/01/2014		93,281
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)[1]	5.500	06/01/2015	06/01/2015		228,378
105,000	NV Hsg. Division (Campaige Place)	5.450	10/01/2018	06/14/2010	A	105,067
45,000	NV Hsg. Division (Multi-Unit Hsg.)	5.550	10/01/2028	07/28/2024	A	45,010
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	04/01/2010	A	290,377
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/01/2010	A	15,146
5,000	NV Hsg. Division (Single Family Mtg.), Series B1	5.650	10/01/2021	10/01/2010	A	5,022
15,000	Washoe, NV HFC (Washoe Mills Apartments)	6.125	07/01/2022	06/01/2010	A	15,019
1,510,000	West Wendover, NV (Recreation District)[1]	5.400	12/01/2017	01/10/2016	B	1,509,909

						8,205,546

New Hampshire—3.0%
15,000	Manchester, NH Hsg. & Redevel. Authority, Series A1	6.000	01/01/2011	01/01/2011		14,952
335,000	NH Business Finance Authority (Pennichuck Water Works)[1]	6.300	05/01/2022	06/14/2010	A	335,345
525,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	533,232
4,600,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	4,672,128

F33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Hampshire Continued
$10,000,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000%	05/01/2021	05/01/2012	A	$10,156,800
26,100,000	NH Business Finance Authority (Public Service Company of New Hampshire)[1]	6.000	05/01/2021	05/01/2012	A	26,509,248
5,000,000	NH Business Finance Authority (United Illuminating Company)[1]	6.875	12/01/2029	02/01/2012	D	5,346,250
7,000,000	NH Business Finance Authority (United Illuminating Company)[1]	7.125	07/01/2027	02/01/2012	D	7,424,130
15,000,000	NH HE&HFA (Concord Hospital)[1]	6.000	10/01/2026	06/01/2010	A	15,003,300
130,000	NH HE&HFA (Dartmouth College)[1]	5.550	06/01/2023	06/01/2010	A	130,069
125,000	NH HE&HFA (Franklin Pierce College)[1]	5.250	10/01/2018	11/08/2016	B	107,485
150,000	NH HE&HFA (New Hampton School)[1]	5.250	10/01/2018	09/03/2014	B	145,601
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	07/01/2010	A	60,041
190,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	04/15/2020	B	189,172
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	01/01/2012	A	10,134
845,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	07/23/2012	C	902,333
60,000	NH HFA (Single Family Mtg.)	5.850	07/01/2017	07/01/2010	A	60,095
3,120,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2021	09/01/2010	C	3,351,785
10,000	NH HFA (Single Family Mtg.)	6.150	07/01/2011	07/01/2010	A	10,026
25,000	NH HFA (Single Family Mtg.)[1]	6.150	07/01/2029	12/01/2011	A	25,751
415,000	NH HFA (Single Family Mtg.)[1]	6.300	07/01/2031	01/01/2012	A	441,776
1,000,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	11/01/2016	06/14/2010	A	1,001,300
35,000	NH IDA (Connecticut Light & Power Company)[1]	5.900	08/01/2018	10/01/2012	A	35,546

						76,466,499

New Jersey—2.1%
3,550,000	NJ EDA (Continental Airlines)[1]	6.625	09/15/2012	09/15/2012		3,540,025
2,720,000	NJ EDA (Elizabethtown Water Company)[1]	5.600	12/01/2025	12/01/2025		2,705,747
320,000	NJ EDA (Hackensack Water Company)[1]	5.800	03/01/2024	09/01/2010	A	320,221
1,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000	06/01/2025	06/01/2013	A	1,797,950
1,030,000	NJ EDA (New Jersey American Water Company)[1]	5.500	06/01/2023	06/01/2023		1,029,897
4,670,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	01/27/2012	B	4,594,113
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	07/01/2019	B	4,532,000
1,195,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)	6.125	07/01/2011	07/01/2010	A	1,198,812
1,245,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.125	07/01/2012	07/01/2010	A	1,248,623

F34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

New Jersey Continued
$1,345,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200%	07/01/2013	07/01/2010	A	$1,348,376
1,430,000	NJ Health Care Facilities Financing Authority (Jersey Shore University Medical Center)[1]	6.200	07/01/2014	07/01/2010	A	1,433,146
545,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)[1]	7.250	07/01/2014	03/02/2012	B	521,947
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,515,000
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.000	06/01/2015	06/01/2010	A	2,596,070
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.100	06/01/2016	06/01/2010	A	1,165,422
4,950,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	09/08/2012	B	4,722,251
8,695,000	Union County, NJ Utilities Authority (Ogden Martin Systems of Union)[1]	5.375	06/01/2013	06/01/2010	A	8,716,738

						51,986,338

New Mexico—1.0%
30,000	Farmington, NM Hospital (San Juan Medical Center/Interface, Inc. Obligated Group)[1]	5.000	06/01/2016	06/01/2010	A	30,007
17,145,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	5.700	12/01/2016	12/01/2011	A	17,148,772
25,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.300	12/01/2016	06/01/2010	A	25,017
5,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.300	12/01/2016	06/01/2010	A	5,003
5,665,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	6.375	04/01/2022	04/01/2022		5,667,776
15,000	NM Mtg. Finance Authority (Bluffs at Tierra Contenta)	5.200	01/01/2019	10/01/2010	A	15,006
15,000	NM Mtg. Finance Authority (Rio Volcan Apartments)[1]	5.650	07/01/2018	07/01/2010	A	15,011
25,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.000	09/01/2022	03/01/2012	B	24,660
10,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	5.350	07/01/2023	07/01/2010	A	9,999
300,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.200	09/01/2032	03/01/2013	A	309,423
505,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.450	03/01/2033	09/01/2011	A	530,573
90,000	NM Mtg. Finance Authority (Single Family Mtg.)[1]	6.550	09/01/2031	09/01/2010	A	96,192
225,000	NM Regional Hsg. Authority (Washington Place Apartments)[1]	5.500	08/15/2020	10/30/2017	B	172,838

F35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

New Mexico Continued
$15,000	Santa Fe, NM Single Family Mtg. (FNMA & GNMA Mtg. Backed Securities), Series A	6.300%		11/01/2028	06/14/2010	A	$15,019
125,000	Villa Hermosa, NM Affordable Hsg. Corp. (Villa Hermosa Apartments)	5.900		05/20/2027	12/14/2022	B	104,814

							24,170,110

New York—0.0%
500,000	NYC IDA (JFK International Airport)[1]	8.000		08/01/2012	08/01/2012		510,580

North Carolina—0.4%
75,000	NC Eastern Municipal Power Agency, Series B1	5.500		01/01/2021	07/01/2010	A	75,254
30,000	NC Eastern Municipal Power Agency, Series B1	6.250		01/01/2023	01/01/2023		30,045
2,950,000	NC HFA[1]	5.750		03/01/2017	09/01/2010	A	3,042,306
1,720,000	NC HFA[1]	6.000		07/01/2016	07/01/2010	A	1,722,202
15,000	NC HFA (Single Family)[1]	5.350		09/01/2028	09/01/2010	A	15,007
15,000	NC HFA (Single Family)[1]	5.375		09/01/2014	09/01/2010	A	15,034
85,000	NC HFA (Single Family)[1]	5.600		09/01/2019	09/01/2010	A	87,280
1,635,000	NC HFA (Single Family)[1]	6.250		09/01/2027	09/01/2010	A	1,678,458
1,240,000	NC HFA (Single Family)[1]	6.250		03/01/2028	09/01/2010	A	1,266,908
1,000,000	Piedmont Triad, NC Airport Authority[1]	6.000		07/01/2021	07/01/2010	A	1,010,830

							8,943,324

North Dakota—0.4%
60,000	Fargo, ND Health System (Meritcare Hospital/ Meritcare Med Group Obligated Group)[1]	5.375		06/01/2027	12/08/2022	B	59,993
3,370,000	Grand Forks, ND Health Care Facilities (United Health Resources)[1]	6.125		12/01/2014	07/01/2010	A	3,376,133
7,510,000	Grand Forks, ND Health Care System (Altru Health System)[1]	5.600		08/15/2017	08/15/2010	A	7,513,905
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500		08/01/2023	09/09/2021	B	98,692
60,000	ND HFA (Home Mtg.)[1]	5.150		07/01/2014	07/01/2010	A	60,205
25,000	ND HFA, Series C1	5.650		07/01/2013	07/01/2010	A	25,663
35,000	Williston, ND Health Facilities (Catholic Health Corp.)	5.500		11/15/2014	05/15/2010	A	35,132

							11,169,723

Ohio—7.5%
100,000	Adams County, OH Valley Local School District[1]	5.250		12/01/2021	06/14/2010	A	100,317
70,000	Akron, OH Economic Devel.[1]	5.000		12/01/2018	06/01/2010	A	70,206
5,000,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	0.000	[4]	06/01/2037	01/06/2023	B	3,322,000
141,445,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125		06/01/2024	10/02/2013	B	131,006,359
8,285,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375		06/01/2024	10/02/2013	B	7,870,501

F36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Ohio Continued
$70,000	Centerville, OH GO1	5.625%	12/01/2026	07/01/2010	A	$70,321
1,210,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2012	B	1,157,692
1,915,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	05/15/2014	B	1,807,051
430,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	05/15/2010	C	434,360
50,000	Columbus, OH Sewer Improvement Bonds[1]	6.000	09/15/2010	09/15/2010		51,295
5,000	Cuyahoga County, OH Hospital (University Hospitals of Cleveland)[1]	9.000	06/01/2011	06/01/2010	C	5,261
24,750,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	07/01/2012	A	25,043,783
175,000	Cuyahoga County, OH Utility System (The Medical Center Company)[1]	5.850	08/15/2010	08/15/2010		175,683
2,520,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)[1]	7.500	12/01/2016	06/01/2014	B	2,492,406
100,000	Franklin County, OH Mtg. (Gateway Apartment Homes)[1]	5.800	12/20/2028	12/20/2013	A	103,789
20,000	Franklin County, OH Mtg. (Villas at St. Therese)[1]	5.500	07/01/2021	01/24/2020	B	18,845
1,000,000	Franklin County, OH Multifamily Hsg. (Hamilton Creek)	5.550	07/01/2024	01/01/2011	A	1,000,450
1,625,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	06/12/2013	B	1,474,785
25,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	12/01/2016		25,063
125,000	Lorain County, OH Hospital (Catholic Healthcare Partners)[1]	5.500	09/01/2027	09/01/2010	A	125,036
650,000	Lucas County, OH GO1	6.500	12/01/2016	06/01/2010	A	653,146
200,000	Lucas County, OH Hospital (Toledo Hospital/Flower Hospital Obligated Group)	5.750	11/15/2011	06/14/2010	A	200,690
15,000	Muskingum County, OH Hospital Facilities (BHA/Careserve/PP/SSNH/BHC/BCG/ Carelife/BCC Obligated Group)[1]	5.400	12/01/2016	06/01/2010	A	15,008
10,000	Muskingum County, OH Hospital Facilities (FSCCHM)[1]	5.375	02/15/2012	08/15/2010	A	10,019
35,000	OH Air Quality Devel. Authority (First Energy Solutions Corp.)[1]	7.250	11/01/2032	11/01/2012	D	38,096
45,000	OH Capital Corp. for Hsg. (The Conifers)	6.300	06/01/2028	06/01/2010	A	45,045
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	06/01/2014	A	467,595
240,000	OH Environmental Facilities (Ford Motor Company)[1]	5.950	09/01/2029	09/01/2029		218,412
45,000	OH HFA[1]	5.250	09/01/2030	11/01/2011	B	43,644
690,000	OH HFA, Series D1	5.450	09/01/2031	08/01/2010	A	725,666

F37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Ohio Continued
$5,000	OH Water Devel. Authority[1]	9.375%	12/01/2010	06/01/2010	A	$5,281
60,000	Pike County, OH Hospital Facilities (Pike Health Services)	6.750	07/01/2017	11/26/2013	A	60,008
10,000	Pleasant, OH Local School District[1]	5.100	12/01/2018	06/01/2010	A	10,012
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	12/19/2017	B	1,355,992
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	02/27/2030	B	1,261,572
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)[1]	5.300	08/15/2013	05/19/2010	A	215,402
35,000	Toledo, OH Multifamily Hsg. (Commodore Perry)[1]	5.450	12/01/2028	12/01/2010	A	35,061
35,000	Toledo, OH Multifamily Hsg. (Hillcrest Apartments)[1]	5.250	12/01/2018	12/01/2010	A	35,106
5,530,000	Toledo-Lucas County, OH Port Authority (Bax Global)[1]	6.250	11/01/2013	08/25/2011	B	5,236,412
670,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	11/15/2012	A	670,730
10,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	5.400	05/15/2019	11/06/2016	B	9,187
575,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	03/29/2012	B	559,078
90,000	Wadsworth, OH Hsg. Devel. Corp. (Medina Hsg.)[1]	6.200	03/01/2020	05/21/2017	B	75,455
50,000	Wood County, OH Industrial Devel. (Schutz Container System)[1]	7.125	06/01/2013	06/01/2010	D	50,119

						188,351,939

Oklahoma—0.2%
230,000	Ardmore, OK Devel. Authority Tax[1]	5.000	11/01/2010	05/06/2010	A	230,331
85,000	Cherokee County, OK EDA (NSU Student Hsg.)[1]	5.250	12/01/2034	06/03/2030	B	66,397
65,000	Edmond, OK EDA Student Hsg. (Collegiate Hsg. Foundation)[1]	5.375	12/01/2019	04/10/2016	B	64,201
80,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.300	09/01/2026	03/01/2011	C	80,373
10,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.400	09/01/2022	07/21/2010	A	10,271
75,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.500	09/01/2028	03/01/2012	A	76,676
15,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.750	03/01/2029	04/08/2010	A	14,998
65,000	OK HFA (Single Family Homeownership Loan Program)[1]	5.850	09/01/2020	03/01/2011	A	66,996

F38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Oklahoma Continued
$10,000	OK HFA (Single Family Homeownership Loan Program)[1]	6.200%	09/01/2028	03/01/2011	A	$10,111
30,000	OK HFA (Single Family Mtg.)[1]	5.250	03/01/2022	02/01/2012	A	29,925
10,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2020	09/01/2010	A	10,030
5,000	OK HFA (Single Family Mtg.)[1]	5.350	09/01/2025	03/01/2013	A	5,069
35,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	09/01/2010	C	35,659
2,620,000	Oklahoma City, OK Airport Trust[1]	5.750	02/01/2018	08/01/2010	A	2,622,803
1,810,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	1,913,098
100,000	Tulsa, OK Airport Authority (Tulsa International Airport)[1]	6.000	06/01/2019	06/01/2010	A	100,176
580,000	Tulsa, OK Airport Authority (Tulsa International Airport)[1]	6.125	06/01/2026	06/01/2010	A	580,597
10,000	Tulsa, OK Municipal Airport Trust (American Airlines)[1]	6.250	06/01/2020	06/01/2020		8,996

						5,926,707

Oregon—0.2%
20,000	Klamath Falls, OR Airport	5.500	07/01/2016	07/01/2010	A	20,073
25,000	Newberg, OR Public Safety[1]	5.250	12/01/2012	06/01/2010	A	25,094
75,000	Northern Wasco County, OR People’s Utility District (Bonneville Power Administration)[1]	5.200	12/01/2024	06/01/2010	A	77,328
15,000	OR Bond Bank (Economic Devel. Dept.)[1]	5.500	01/01/2013	07/01/2010	A	15,053
45,000	OR Bond Bank (Economic Devel. Dept.)	6.000	01/01/2015	07/01/2010	A	45,203
25,000	OR GO	5.375	08/01/2028	02/21/2024	A	25,006
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2012	08/01/2010	A	40,118
35,000	OR GO (Elderly & Disabled Hsg.)[1]	5.450	08/01/2013	08/01/2010	A	35,092
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550	08/01/2016	08/01/2010	A	20,020
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	08/01/2010	A	25,019
50,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	08/01/2010	A	50,020
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	08/01/2010	A	25,028
15,000	OR GO (Elderly & Disabled Hsg.)	6.200	08/01/2020	08/01/2010	A	15,018
60,000	OR GO (Elderly & Disabled Hsg.)	6.300	08/01/2026	08/01/2010	A	60,064
225,000	OR GO (Veterans Welfare)[1]	6.000	04/01/2032	04/01/2010	A	225,178
20,000	OR Health & Science University[1]	5.250	07/01/2015	07/01/2010	A	20,032
50,000	OR Hsg. & Community Services Dept. (Multifamily)[1]	5.700	07/01/2029	07/01/2010	A	50,024
20,000	OR Hsg. & Community Services Dept. (Multifamily)[1]	6.000	07/01/2031	07/01/2010	A	20,014
10,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.100	07/01/2021	07/01/2011	A	10,061
210,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	5.950	07/01/2030	07/01/2010	A	210,433

F39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Oregon Continued
$50,000	OR Hsg. & Community Services Dept. (Multifamily), Series A1	6.050%	07/01/2042	07/01/2010	A	$50,089
50,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A1	5.800	07/01/2016	07/01/2010	A	51,482
10,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A	6.000	07/01/2011	10/01/2010	A	10,025
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series A	6.200	07/01/2027	07/01/2010	A	5,005
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B1	5.450	07/01/2029	11/10/2026	B	19,708
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series B	6.200	07/01/2027	10/01/2010	A	5,005
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series C	6.400	07/01/2026	07/01/2010	A	15,017
1,045,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series D1	6.375	07/01/2027	07/01/2010	A	1,056,443
15,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series E1	6.000	07/01/2027	10/15/2022	A	15,167
30,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	01/22/2020	C	31,007
150,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F	5.650	07/01/2028	10/01/2013	B	149,310
45,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H	5.650	07/01/2028	10/01/2010	A	45,021
30,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series H	6.000	07/01/2027	10/01/2010	A	30,024
5,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M	5.700	07/01/2011	07/01/2010	A	5,012
90,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series M	6.200	07/01/2028	07/01/2010	A	90,082
120,000	OR Hsg. & Community Services Dept., Series B1	5.900	07/01/2019	07/01/2010	A	120,108
50,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	07/01/2010	A	50,089
60,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	08/01/2010	A	60,622
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	03/24/2015	B	943,150

						3,766,244

Pennsylvania—5.1%
1,895,000	Allegheny County, PA Airport Authority (Pittsburgh International Airport)[1]	6.000	01/01/2014	01/01/2011	A	1,917,702
3,530,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.100	07/01/2014	07/01/2014		3,402,320

F40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Pennsylvania Continued
$6,480,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000%	11/01/2017	11/01/2010	A	$6,534,626
8,000,000	Beaver County, PA IDA (First Energy General Corp.)[1]	7.125	06/01/2028	06/01/2011	D	8,355,360
1,520,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	03/15/2017		1,474,202
4,000,000	Carbon County, PA IDA (Panther Creek Partners)[1]	6.650	05/01/2010	05/01/2010		3,998,520
7,890,000	Chester County, PA H&EFA (Chester County Hospital)[1]	5.875	07/01/2016	07/01/2010	A	7,899,626
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	07/01/2010	A	807,176
12,055,000	Chester County, PA H&EFA (Jefferson Health System)[1]	5.375	05/15/2027	05/15/2010	A	12,063,077
1,000,000	Clarion County, PA Hospital Authority (Clarion Hospital)[1]	5.750	07/01/2012	07/01/2010	A	1,025,180
200,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.200	07/15/2016	07/15/2010	A	200,174
19,950,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	10/15/2019	A	21,400,565
12,300,000	PA EDFA (National Gypsum Company)[1]	6.125	11/01/2027	11/01/2027		9,153,168
8,120,000	PA EDFA (National Gypsum Company)[1]	6.250	11/01/2027	11/01/2027		6,131,006
1,300,000	PA EDFA (Northampton Generating)	6.500	01/01/2013	12/24/2010	B	770,939
1,500,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	09/01/2012	A	1,530,420
10,000,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	07/17/2014	B	9,999,100
10,300,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	09/17/2014	B	10,299,073
20,000	PA St. Mary Hospital Authority (Franciscan Health)[1]	7.000	06/15/2015	06/15/2010	A	20,053
445,000	Philadelphia, PA Authority for Industrial Devel. (Cathedral Village)[1]	4.750	04/01/2034	07/02/2024	B	439,424
25,000	Philadelphia, PA Authority for Industrial Devel. (Philadelphia Airport)[1]	5.000	07/01/2015	07/01/2010	A	25,088
20,645,000	Philadelphia, PA H&HEFA (Temple University Hospital)[1]	6.625	11/15/2023	05/15/2010	A	20,646,445
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	04/01/2010	A	65,046

						128,158,290

Rhode Island—2.3%
2,710,000	Central Falls, RI Detention Facility[1]	6.750	01/15/2013	05/17/2011	B	2,639,594
25,000	Providence, RI Public Building Authority, Series B	5.500	12/15/2014	06/14/2010	A	25,094
465,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	02/04/2021	B	463,670

F41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Rhode Island Continued
$80,000	RI Health & Educational Building Corp. (Johnson & Wales University)[1]	6.100%		04/01/2026	06/14/2010	A	$80,042
50,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250		05/15/2026	05/27/2025	B	49,836
1,635,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750		05/15/2023	05/15/2010	A	1,635,785
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	5.200		04/01/2019	06/14/2010	A	25,010
25,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	5.400		10/01/2026	02/22/2018	B	24,559
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)	6.500		04/01/2027	06/14/2010	A	145,189
25,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375		04/01/2024	10/01/2012	A	25,247
20,000	RI Student Loan Authority	5.250		12/01/2011	06/01/2010	A	20,045
18,835,000	RI Student Loan Authority[3]	6.000		12/01/2023	12/01/2010	A	18,921,099
115,000	RI Student Loan Authority[1]	6.450		12/01/2015	06/01/2010	A	115,463
1,370,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	06/20/2026	B	1,261,934
350,000,000	RI Tobacco Settlement Financing Corp. (TASC)	6.950	[6]	06/01/2052	06/01/2052		6,398,000
2,495,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	11/24/2010	C	2,521,971
24,345,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	09/25/2018	B	23,258,726

							57,611,264

South Carolina—1.4%
1,050,000	Allendale County, SC School District Energy Savings Special Obligation[1]	7.000		12/01/2013	12/01/2013		1,087,118
1,700,000	Florence, SC Water & Sewer	7.500		03/01/2018	03/01/2011	A	1,737,213
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	10/01/2021		109,086
320,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125		10/01/2017	01/25/2014	B	311,120
20,000	Horry County, SC Airport[1]	5.700		07/01/2027	07/01/2010	A	20,005
210,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2019	12/01/2017	A	216,875
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000		12/01/2027	12/01/2017	A	273,445
1,090,000	Orangeburg County, SC Solid Waste (South Carolina Electric & Gas Company)[1]	5.700		11/01/2024	06/14/2010	A	1,090,229
2,335,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2014	A	2,362,179
1,630,000	SC Connector 2000 Assoc. Toll Road, Series B	4.673	[6]	01/01/2011	01/01/2011		418,910
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[6]	01/01/2021	01/01/2021		199,525
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[6]	01/01/2026	01/01/2026		61,560

F42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

South Carolina Continued
$25,000	SC GO1	5.250%	06/01/2010	06/01/2010		$25,104
20,000	SC Hsg. Finance & Devel. Authority	5.950	07/01/2029	06/14/2010	A	20,013
90,000	SC Hsg. Finance & Devel. Authority, Series A1	5.400	07/01/2021	01/01/2011	A	90,478
10,000	SC Hsg. Finance & Devel. Authority, Series A-2	5.300	07/01/2019	06/14/2010	A	10,005
3,000,000	SC Jobs-EDA (Georgetown Memorial Hospital/Georgetown Health Group Obligated Group)[1]	5.875	11/01/2029	11/01/2010	A	3,018,930
10,000	SC Ports Authority[1]	5.000	07/01/2017	07/01/2010	A	10,022
25,000	SC Ports Authority[1]	5.000	07/01/2018	07/01/2010	A	25,042
10,160,000	SC Ports Authority[1]	5.300	07/01/2026	07/01/2010	A	10,182,962
14,560,000	SC Tobacco Settlement Management Authority	5.000	06/01/2018	09/25/2014	B	14,558,981

						35,828,802

South Dakota—1.1%
15,930,000	SD Education Loans[1]	5.600	06/01/2020	06/01/2020		11,566,454
10,460,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500	06/01/2032	12/01/2015	B	10,148,606
45,000	SD H&EFA (Prairie Lakes Health Care System)[1]	5.650	04/01/2022	04/01/2010	A	45,004
3,895,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375	05/01/2018	05/01/2010	C	3,973,367
25,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.375	05/01/2018	05/01/2010	A	26,424
1,095,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750	05/01/2031	01/01/2011	C	1,172,964

						26,932,819

Tennessee—0.8%
10,000	Blount County, TN Hospital, Series B1	5.125	07/01/2019	01/23/2018	B	9,905
50,000	Columbia, TN Electric System[1]	5.625	09/01/2017	09/01/2010	A	50,203
20,000	Memphis, TN HE&HFB (Graceland Gardens Apartments)[1]	8.000	03/01/2019	09/01/2010	A	20,290
5,000	Memphis, TN HFC (Saint’s Court Apartments)	6.000	09/01/2013	09/01/2010	A	5,015
2,650,000	Memphis-Shelby County, TN Airport Authority[1]	6.000	03/01/2024	03/01/2011	A	2,677,825
5,430,000	Memphis-Shelby County, TN Airport Authority[1]	6.125	03/01/2025	09/01/2010	A	5,489,133
845,000	Memphis-Shelby County, TN Airport Authority[1]	6.250	03/01/2018	09/01/2010	A	854,650
40,000	Metropolitan Nashville, TN Airport Authority[1]	5.375	07/01/2016	07/01/2010	A	40,167
50,000	Shelby County, TN HE&HF (Christian Brothers University)[1]	5.750	09/01/2012	09/01/2010	A	50,053
85,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.350	10/01/2015	11/16/2013	B	81,026

F43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Tennessee Continued
$355,000	South Fulton, TN Industrial Devel. Board (Tyson Foods)[1]	6.400%		10/01/2020	11/14/2018	B	$319,816
6,675,000	TN Energy Acquisition Corp., Series A1	5.000		09/01/2013	09/01/2013		7,067,423
1,285,000	TN Energy Acquisition Corp., Series C1	5.000		02/01/2012	02/01/2012		1,354,377
740,000	TN Energy Acquisition Corp., Series C1	5.000		02/01/2013	02/01/2013		784,600
15,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.250		07/01/2022	01/01/2012	A	15,148
35,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.375		07/01/2023	07/01/2010	A	34,997
10,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.500		07/01/2013	07/01/2010	A	10,016
80,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.550		01/01/2021	01/01/2011	A	80,524
25,000	TN Hsg. Devel. Agency (Homeownership)[1]	5.850		07/01/2023	07/01/2010	A	25,520
20,000	Unicoi County, TN HE&HF (Erwin Health Care Associates)[1]	5.875		03/20/2016	06/14/2010	A	20,036

							18,990,724

Texas—8.4%
3,040,000	Austin, TX Hsg. Finance Corp. (Austin Santa Maria Village)[1]	7.375		06/20/2035	12/20/2010	A	3,234,286
605,000	Austin, TX Utility System	6.730	[6]	11/15/2014	11/15/2014		436,526
105,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)[1]	5.750		12/01/2013	05/25/2011	B	98,585
120,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	10/01/2036		85,763
1,085,000	Brazos River Authority, TX (Johnson County Surface Water & Treatment System)[1]	5.800		09/01/2011	09/01/2010	A	1,088,863
100,000	Brazos River Authority, TX (Regional Raw Water Line)[1]	5.500		09/01/2030	09/01/2010	A	101,002
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750		10/01/2038	10/01/2038		84,423
5,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	5.700		05/15/2033	05/15/2012	D	5,284,900
20,000,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.250		05/15/2033	06/15/2012	D	21,413,800
290,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625		05/15/2033	05/15/2013	A	295,040
17,845,000	Capital Area, TX HFC (AHF Affordable Hsg.)	0.400	[8]	01/01/2039	01/01/2039		6,568,745
25,000	Cass County, TX IDC (International Paper Company)[1]	6.000		09/01/2025	09/01/2012	A	25,032
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600		03/15/2024	03/15/2012	A	287,953
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250		06/01/2023	07/07/2021	B	39,640
5,000	Connally, TX Consolidated Independent School District[1]	5.625		08/15/2029	08/15/2010	A	5,012
2,500,000	Dallas-Fort Worth, TX International Airport[1]	5.500		11/01/2020	11/01/2011	A	2,557,925
1,010,000	Dallas-Fort Worth, TX International Airport[1]	5.500		01/15/2021	04/26/2010	A	1,011,222

F44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$20,000,000	Dallas-Fort Worth, TX International Airport[1]	5.500%	11/01/2021	06/14/2010	A	$20,014,800
20,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2035	11/01/2010	A	20,002
10,250,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2023	06/14/2010	A	10,284,953
6,500,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2024	06/14/2010	A	6,508,515
20,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2028	11/01/2010	A	20,022
5,460,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2032	06/14/2010	A	5,464,914
8,000,000	Dallas-Fort Worth, TX International Airport[1]	6.100	11/01/2019	06/14/2010	A	8,014,720
12,500,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	06/14/2010	A	12,545,125
8,950,000	Dallas-Fort Worth, TX International Airport[1]	6.250	11/01/2028	06/14/2010	A	8,982,310
100,000	De Soto, TX Park Devel. Corp.[1]	5.250	02/15/2016	02/15/2016		100,171
165,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	09/05/2016	B	163,591
85,000	Grand Prairie, TX Metropolitan Utility & Reclamation District[1]	5.800	04/01/2011	04/01/2011		85,035
1,265,000	Grand Prairie, TX Metropolitan Utility & Reclamation District	6.500	04/01/2012	06/14/2010	A	1,266,214
4,660,000	Gulf Coast, TX IDA (Citgo Petroleum Corp.)[1]	7.500	05/01/2025	10/01/2012	D	4,798,309
110,000	Gulf Coast, TX IDA (Valero Energy Corp.)[1]	5.600	12/01/2031	12/01/2031		103,426
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/01/2012	A	347,905
30,000	Gulf Coast, TX Waste Disposal Authority (Valero Energy Corp.)[1]	6.650	04/01/2032	04/01/2012	A	30,306
12,470,000	Harris County, TX HFDC (St. Lukes Episcopal Hospital)[1]	6.750	02/15/2021	08/15/2010	A	12,506,787
40,000	Harris County, TX IDC (Continental Airlines)[1]	5.375	07/01/2019	08/09/2014	B	34,906
10,000	Harris County, TX Municipal Utility District[1]	6.500	03/01/2017	03/01/2017		10,006
2,055,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	11/15/2011	A	2,088,209
2,252,000	Heart of TX HFC (Waco Parkside Village)[1]	7.400	09/20/2035	09/20/2015	A	2,386,557
2,227,000	Heart of TX HFC (Waco Robinson Garden)[1]	7.375	06/20/2035	06/20/2010	A	2,345,677
930,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	07/01/2010	A	931,181
4,560,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	07/09/2013	B	4,294,973
50,000	Houston, TX Airport System (Continental Airlines)[1]	5.375	07/15/2011	07/15/2010	A	50,176
10,000	Houston, TX Airport System (People Mover)[1]	5.375	07/15/2012	07/15/2010	A	10,029
45,000	Houston, TX Airport System, Series A1	5.000	07/01/2028	07/13/2027	B	43,379
8,000,000	Houston, TX Airport System, Series A1	5.500	07/01/2023	07/01/2010	A	8,012,640
50,000	Houston, TX Airport System, Series A1	6.000	07/01/2010	07/01/2010		50,460
3,900,000	Houston, TX Airport System, Series A1	6.000	07/01/2011	07/01/2010	A	3,934,515
1,150,000	Houston, TX Airport System, Series B1	5.200	07/01/2018	07/01/2010	A	1,150,690
825,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/30/2010	C	855,162

F45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

Texas Continued
$1,605,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625%		02/01/2020	08/01/2010	A	$1,611,340
80,000	Leander, TX Independent School District	5.562	[6]	08/15/2015	08/15/2015		59,264
35,000	Lewisville, TX HFC (Lewisville Limited)	5.500		06/01/2017	10/01/2010	A	35,031
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600		12/01/2029	10/01/2010	A	90,031
115,000	Lubbock, TX HFC (Las Colinas Quail Creek Apartments)[1]	6.750		07/01/2012	04/13/2010	B	111,027
50,000	Matagorda County, TX Navigation District (Centerpoint Energy)[1]	5.250		11/01/2029	11/01/2029		45,658
7,385,000	McLennan County, TX Public Facility Corp.[1]	6.625		06/01/2035	12/01/2018	A	8,054,376
45,000	Midland County, TX Hospital District[1]	5.375		06/01/2016	06/01/2010	A	45,037
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000		08/01/2020	08/01/2013	D	17,446,240
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000		03/01/2019	09/01/2010	A	50,042
20,000	Northampton, TX Municipal Utility District (Waterworks & Sewer)	5.700		03/01/2014	09/01/2010	A	20,082
695,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650		01/01/2038	12/01/2010	C	719,923
125,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750		01/01/2038	07/01/2016	A	125,150
12,190,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	5.750		05/01/2030	11/01/2011	D	11,743,237
620,000	Sabine, TX River Authority Pollution Control (TXU Electric Company)	6.450		06/01/2021	06/01/2021		373,494
260,000	Southeast TX HFC[1]	4.750		01/01/2037	10/01/2010	B	256,108
40,000	Southlake Parks, TX Devel. Corp.	5.375		08/15/2021	08/15/2010	A	40,110
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250		05/01/2028	05/01/2028		126,327
65,000	TX Dept. of Hsg. & Community Affairs[1]	5.250		07/01/2018	01/01/2011	A	65,371
10,000	TX Dept. of Hsg. & Community Affairs[1]	5.350		07/01/2033	01/02/2029	B	9,774
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550		12/01/2024	12/01/2010	A	70,181
20,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.250		07/01/2022	07/01/2011	A	20,162
150,000	TX Dept. of Hsg. & Community Affairs (Residential Mtg.)[1]	5.500		01/01/2021	01/01/2011	A	150,878
55,000	TX Dept. of Hsg. & Community Affairs (Sugar Creek Apartments)[1]	6.000		01/01/2042	10/31/2013	C	56,009
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875		09/01/2022	04/17/2019	B	57,922
35,000	TX GO1	6.000		12/01/2030	12/01/2010	A	35,171
750,000	TX Lower CO River Authority Pollution Control (Samsung Electronics Company)[1]	6.950		04/01/2030	04/01/2011	A	758,333
5,000,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250		12/15/2026	12/15/2026		5,446,050
F46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Texas Continued
$1,365,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[2,7]	6.250%	03/01/2010	03/01/2010		$709,786
4,360,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[2,7]	6.625	03/01/2020	03/11/2016	B	2,274,830
2,860,000	TX Panhandle HFA (Amarillo Affordable Hsg.)[2,7]	6.750	03/01/2031	10/24/2026	B	1,492,291
125,000	TX Veterans Hsg. Assistance[1]	6.100	06/01/2021	06/01/2010	A	125,231
25,000	TX Water Devel. Board[1]	5.250	07/15/2015	07/15/2010	A	25,092
235,000	Victoria County, TX Hospital (Citizens Medical Center)[1]	5.500	02/15/2019	02/15/2011	A	236,274
60,000	Washington County, TX HFDC (Trinity Community Medical Center of Brenham/ Trinity Care Center Obligated Group)[1]	5.750	06/01/2024	07/11/2022	B	54,044

						212,614,258

U.S. Possessions—5.2%
20,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	20,563
1,065,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	10/31/2013	B	1,033,125
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		8,645,261
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		4,744,533
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,154,900
795,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	5.600	10/01/2014	01/03/2013	C	805,263
1,590,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	A	1,604,437
500,000	Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio Obligated Group)[1]	6.250	07/01/2024	07/01/2010	A	500,395
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		5,766,430
2,900,000	Puerto Rico Public Buildings Authority	6.250	07/01/2026	07/01/2019	A	3,114,455
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,248,894
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,340,744
500,000	Puerto Rico Public Finance Corp., Series A1	5.000	08/01/2027	02/01/2012	D	508,880
175,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2029	02/01/2012	A	178,066
14,315,000	Puerto Rico Public Finance Corp., Series A1	5.250	08/01/2030	02/01/2012	D	14,631,791
22,450,000	Puerto Rico Public Finance Corp., Series A1	5.750	08/01/2027	02/01/2012	D	23,143,256
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625	08/01/2030	02/01/2015	A	11,348,260
21,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	21,962,010
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	10,125,000
5,115,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/01/2011	A	5,206,865

						132,083,128
F47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Utah—0.1%
$1,508,000	Eagle Mountain, UT Special Assessment	6.250%	05/01/2013	06/15/2011	B	$1,507,819
925,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.625	11/01/2023	06/14/2010	A	926,119
450,000	Emery County, UT Pollution Control (Pacificorp)[1]	5.650	11/01/2023	06/14/2010	A	451,535
30,000	Intermountain, UT Power Agency	5.000	07/01/2013	07/01/2010	A	30,105
75,000	UT HFA[1]	5.950	01/01/2029	07/01/2010	A	75,052
550,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	07/01/2010	A	551,947
55,000	UT State Building Ownership Authority, Series A1	5.750	08/15/2011	08/15/2010	A	55,995
10,000	UT University Campus Facilities System, Series A	6.750	10/01/2014	06/14/2010	A	10,019
60,000	Utah County, UT Hospital (IHC Health Services)[1]	5.250	08/15/2026	08/15/2010	A	60,235

						3,668,826

Vermont—0.0%
25,000	Burlington, VT Airport[1]	5.600	07/01/2017	07/01/2010	A	25,032
100,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	07/01/2010	A	100,126
10,000	Burlington, VT Airport, Series B1	5.850	07/01/2011	07/01/2010	A	10,037
40,000	VT HFA[1]	5.400	02/15/2012	08/15/2010	A	40,112
25,000	VT HFA (Single Family)[1]	5.500	11/01/2021	05/01/2011	A	25,469
30,000	VT HFA (Single Family), Series 11A1	5.900	05/01/2019	08/15/2010	C	31,073

						231,849

Virginia—0.4%
345,000	Norfolk, VA EDA, Series B1	5.625	11/01/2015	01/24/2013	B	295,275
100,000	Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)[1]	5.550	01/01/2031	01/01/2013	A	100,928
717,000	VA Gateway Community Devel. Authority[1]	6.375	03/01/2030	09/02/2023	B	684,713
8,170,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.550	01/01/2027	01/01/2012	A	8,261,422
150,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.625	10/01/2020	10/01/2010	A	150,767
975,000	Watkins Centre, VA Community Devel.Authority.[1]	5.400	03/01/2020	08/15/2016	B	935,210

						10,428,315

Washington—4.3%
10,000	Bellingham, WA Hsg. Authority (Cascade Meadows)	5.200	11/01/2027	12/13/2022	A	10,001
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050	07/01/2032	07/01/2013	A	15,750,000
5,000,000	Clark County, WA Public Utility District No. 1[1]	5.500	01/01/2025	07/01/2010	A	5,011,150
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	07/01/2010	A	25,106
F48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Washington Continued
$160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000%	12/01/2025	06/01/2010	A	$161,086
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	12/18/2023	B	8,435
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	12/13/2021	B	80,071
15,000	Port Chelan County, WA GO	6.000	12/01/2011	06/14/2010	A	15,042
100,000	Port Grays Harbor, WA GO1	6.375	12/01/2014	06/01/2010	A	100,218
25,000	Port of Seattle, WA Special Facility[1]	5.625	02/01/2024	08/01/2010	A	25,276
5,000,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2020	09/01/2010	A	5,035,850
70,000	Port of Seattle, WA Special Facility[1]	6.000	09/01/2029	03/01/2011	A	70,088
47,110,000	Port of Seattle, WA Special Facility[1]	6.250	09/01/2026	03/01/2011	A	47,345,945
245,000	Prosser, WA Water & Sewer[1]	5.400	09/01/2012	09/01/2010	A	245,931
50,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2014	07/01/2010	A	50,134
15,000	Seattle, WA Municipal Light & Power[1]	5.000	07/01/2020	07/01/2010	A	15,017
50,000	Thurston County, WA GO	5.500	11/01/2016	06/14/2010	A	50,189
15,000	Vancouver, WA Hsg. Authority (Office Building)[1]	5.500	03/01/2028	05/27/2020	B	12,144
25,000	WA COP (Dept. of General Administration)[1]	5.500	10/01/2013	06/14/2010	A	25,098
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	06/14/2010	A	20,042
30,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2016	06/14/2010	A	30,053
1,955,000	WA EDFA (Lindal Cedar Homes)[1]	5.800	11/01/2017	06/14/2010	A	1,957,502
775,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	6.250	12/01/2021	06/01/2010	A	778,278
125,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.300	08/15/2014	08/15/2010	A	125,125
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)[1]	5.400	08/15/2023	12/21/2019	B	140,931
5,000	WA Health Care Facilities Authority (Yakima Valley Memorial Hospital Assoc.)[1]	5.375	12/01/2014	06/01/2010	A	5,003
570,000	WA HFC[1]	5.000	06/01/2021	07/01/2010	C	589,095
10,000	WA HFC (Single Family)	5.250	12/01/2017	06/01/2010	A	10,011
80,000	WA HFC (Single Family)	5.350	06/01/2030	06/01/2010	A	80,020
28,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	07/03/2012	C	28,716,912
2,210,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	07/29/2017	C	2,210,663

						108,700,416

West Virginia—1.1%
275,000	Harrison County, WV (Monongahela Power Company)	6.250	05/01/2023	05/01/2023		274,995
50,000	Harrison County, WV (Monongahela Power Company)[1]	6.750	08/01/2024	08/01/2010	A	50,011
25,650,000	Mason County, WV Pollution Control (Appalachian Power Company)[1]	6.050	12/01/2024	12/01/2011	A	25,958,570
F49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

West Virginia Continued
$20,000	Pleasants County, WV Pollution Control (Monongahela Power Company)[1]	5.500%	04/01/2029	04/01/2029		$19,517
25,000	Pleasants County, WV Pollution Control (Potomac Edison Company)[1]	5.500	04/01/2029	04/01/2029		24,396
25,000	Pleasants County, WV Pollution Control (West Penn Power Company)[1]	5.500	04/01/2029	04/01/2029		24,396
1,790,000	WV Hsg. Devel. Fund[1]	5.250	11/01/2018	05/01/2010	A	1,819,338
30,000	WV Hsg. Devel. Fund[1]	5.300	11/01/2023	04/15/2010	C	30,013
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	07/01/2012	A	55,427

						28,256,663

Wisconsin—1.9%
350,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000	10/15/2017	10/01/2010	A	350,329
50,000	Kenosha, WI Hsg. Authority Multifamily Hsg. (Glaser Financial Group)[1]	6.000	11/20/2041	05/20/2010	A	50,007
240,000	Madison, WI Industrial Devel. (Madison Gas & Electric Company)[1]	5.875	10/01/2034	04/01/2012	A	242,270
40,000	Milwaukee County, WI Airport[1]	5.750	12/01/2025	12/01/2010	A	40,222
1,500,000	Milwaukee County, WI Airport[1]	6.000	12/01/2016	12/01/2010	A	1,549,575
1,000,000	Milwaukee County, WI Airport[1]	6.000	12/01/2017	12/01/2010	A	1,033,050
2,075,000	Milwaukee County, WI Airport[1]	6.000	12/01/2018	12/01/2010	A	2,142,168
20,000	WI GO	5.000	05/01/2012	06/14/2010	A	20,049
10,000	WI GO1	5.300	11/01/2016	06/14/2010	A	10,022
3,580,000	WI H&EFA (Agnesian Healthcare/Waupun Memorial Hospital Obligated Group)[1]	6.000	07/01/2030	07/01/2011	A	3,586,838
3,500,000	WI H&EFA (AHC/AHCM/ASMC/HMH Obligated Group)[1]	5.500	02/15/2015	02/15/2011	A	3,547,670
150,000	WI H&EFA (AHC/AHCM/ASMC/HMH Obligated Group)[1]	5.625	02/15/2020	08/15/2010	A	150,014
25,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.750	08/15/2016	08/15/2010	A	25,021
300,000	WI H&EFA (AHC/SLMC/HMH/AMCS Obligated Group)[1]	5.875	08/15/2026	08/03/2022	B	299,970
12,650,000	WI H&EFA (Aurora Health Care/Aurora Medical Group/Aurora Health Care Metro Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	12,946,010
25,000	WI H&EFA (Aurora Medical Group)[1]	5.600	11/15/2016	05/15/2010	A	25,092
3,085,000	WI H&EFA (Beloit College)[5]	5.750	06/01/2021	06/01/2015	A	3,181,900
3,500,000	WI H&EFA (Marshfield Clinic)[1]	5.625	02/15/2017	08/15/2010	A	3,502,625
185,000	WI H&EFA (Marshfield Clinic)[1]	5.750	02/15/2027	01/31/2023	B	184,993
200,000	WI H&EFA (Marshfield Clinic)[1]	6.250	02/15/2018	02/15/2011	A	201,686
430,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	06/01/2010	A	430,198
525,000	WI H&EFA (Waukesha Memorial Hospital)	5.250	08/15/2019	08/15/2010	A	525,179
F50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Wisconsin Continued
$13,130,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.750%	08/15/2022	10/23/2018	B	$13,025,879
105,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	08/03/2010	C	112,440
10,000	WI Hsg. & EDA, Series B	5.300	11/01/2018	07/01/2010	A	10,006

						47,193,213

Wyoming—0.0%
445,000	Lincoln County, WY Pollution Control (PacifiCorp)[1]	5.625	11/01/2021	06/14/2010	A	445,236
85,000	WY Community Devel. Authority[1]	5.600	06/01/2035	06/01/2018	A	87,517

						532,753

Total Municipal Bonds and Notes (Cost $2,654,397,315)						2,619,324,390

Corporate Bonds and Notes—0.0%
14,242	Delta Air Lines, Inc., Sr. Unsec. Nts.[1,10] (Cost $14,100)	8.000	12/01/2015	—		10,857

Shares

Common Stocks—0.0%
114	Delta Air Lines, Inc.[7,10] (Cost $671)	1,663
Total Investments, at Value (Cost $2,654,412,086)—103.8%		2,619,336,910
Liabilities in Excess of Other Assets—(3.8)		(95,269,246)

Net Assets—100.0%		$2,524,067,664

Footnotes to Statement of Investments

*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Optional call date; corresponds to the most conservative yield calculation.

B.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

D.	Date of mandatory put.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

4.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5.	When-issued security or delayed delivery to be delivered and settled after March 31, 2010. See Note 1 of accompanying Notes.

6.	Zero coupon bond reflects effective yield on the date of purchase.

7.	Non-income producing security.

8.	Represents the current interest rate for a variable or increasing rate security.

9.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,377,800 or 0.41% of the Fund’s net assets as of March 31, 2010.

10.	Received as a result of a corporate action.
F51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2–
	Level 1–	Other	Level 3–
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$51,560,446	$—	$51,560,446
Alaska	—	7,550,862	—	7,550,862
Arizona	—	74,411,762	—	74,411,762
Arkansas	—	7,525,947	—	7,525,947
California	—	197,015,065	—	197,015,065
Colorado	—	16,702,288	—	16,702,288
Connecticut	—	11,174,186	—	11,174,186
Delaware	—	310,485	—	310,485
District of Columbia	—	30,135,577	—	30,135,577
Florida	—	211,159,624	—	211,159,624
Georgia	—	80,349,666	—	80,349,666
Hawaii	—	34,041,614	—	34,041,614
Idaho	—	3,817,752	—	3,817,752
Illinois	—	236,528,073	—	236,528,073
Indiana	—	12,959,854	—	12,959,854
Iowa	—	3,046,859	—	3,046,859
Kansas	—	44,921,508	—	44,921,508
Kentucky	—	30,102,151	1	30,102,152
Louisiana	—	106,797,815	—	106,797,815
Maine	—	7,924,607	—	7,924,607
Maryland	—	7,418,631	—	7,418,631
Massachusetts	—	66,569,767	10,932,465	77,502,232
Michigan	—	56,165,616	—	56,165,616
Minnesota	—	65,184,649	—	65,184,649
Mississippi	—	9,035,441	—	9,035,441
Missouri	—	13,687,731	—	13,687,731
Montana	—	8,607,600	—	8,607,600
Multi States	—	22,621,770	—	22,621,770
Nebraska	—	336,248	—	336,248
Nevada	—	8,205,546	—	8,205,546
F52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

		Level 2–
	Level 1–	Other	Level 3–
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

New Hampshire	$—	$76,466,499	$—	$76,466,499
New Jersey	—	51,986,338	—	51,986,338
New Mexico	—	24,170,110	—	24,170,110
New York	—	510,580	—	510,580
North Carolina	—	8,943,324	—	8,943,324
North Dakota	—	11,169,723	—	11,169,723
Ohio	—	188,351,939	—	188,351,939
Oklahoma	—	5,926,707	—	5,926,707
Oregon	—	3,766,244	—	3,766,244
Pennsylvania	—	128,158,290	—	128,158,290
Rhode Island	—	57,611,264	—	57,611,264
South Carolina	—	35,828,802	—	35,828,802
South Dakota	—	26,932,819	—	26,932,819
Tennessee	—	18,990,724	—	18,990,724
Texas	—	206,045,513	6,568,745	212,614,258
U.S. Possessions	—	132,083,128	—	132,083,128
Utah	—	3,668,826	—	3,668,826
Vermont	—	231,849	—	231,849
Virginia	—	10,428,315	—	10,428,315
Washington	—	108,700,416	—	108,700,416
West Virginia	—	28,256,663	—	28,256,663
Wisconsin	—	47,193,213	—	47,193,213
Wyoming	—	532,753	—	532,753
Corporate Bonds and Notes	—	10,857	—	10,857
Common Stocks	1,663	—	—	1,663

Total Assets	$1,663	$2,601,834,036	$17,501,211	$2,619,336,910

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

		Change in	Transfers in
	Value as of	unrealized	and/or out	Value as of
	September 30, 2009	depreciation	of Level 3	March 31, 2010

Investments in Securities
Municipal Bonds and Notes
Kentucky	$—	$—	$1	$1
Massachusetts	11,798,505	(866,040)	—	10,932,465
Texas	8,417,487	(1,848,742)	—	6,568,745

Total Assets	$20,215,992	$(2,714,782)	$1	$17,501,211

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
ACTS	Adult Communities Total Services
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AHF	American Housing Foundation
AMCS	Aurora Medical Center of Sheboygan County
AS	Ambulatory Services
ASMC	Aurora Sinai Medical Center
AUS	Allegheny United Hospital
BCC	Bethesda Company Care, Inc.
BCG	Bethesda Care Givers
BHA	Bethesda Hospital Assoc.
BHC	Bethesda Home Care
BLMC	Bethesda Lutheran Medical Center
CC	Caritas Christi
CDA	Communities Devel. Authority
CH	Carney Hospital
CHHC	Community Health & Home Care
CMCF	Columbus Medical Center Foundation
COP	Certificates of Participation
CRH	Columbus Regional Healthcare
CSAHS	The Sisters of Charity of St. Augustine Health System
DKH	Day Kimball Hospital
DLS	Diagnostic Laboratory Services
DRH	D.R. Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FNMA	Federal National Mortgage Assoc.
FRS	Family Rehabilitation Services (Hancock Manor)
FSCCHM	Franciscan Sisters of Christian Charity Healthcare Ministry.
GNMA	Government National Mortgage Assoc.
GO	General Obligation
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HF	Higher Educational and Housing Facilities
HE&HFA	Higher Education and Health Facilities Authority
HE&HFB	Health Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HESJH	HealthEast St. John’s Hospital
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFH	Holy Family Hospital
HMH	Hartford Memorial Hospital
HNE	Healthnet of New England
HSJH	HealthEast St. Joseph’s Hospital
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
IHC	Intermountain Health Care
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
JHF	Jewish Hospital Foundation
JHHS	Jewish Hospital Healthcare Services
JHP	JH Properties
LD&M	Locklando Door and Millwork
MCM	Managed Care Management
MCP	Medical College Of Pennsylvania
MHF	Miriam Hospital Foundation
NH	Northgate Housing
NSU	Northeastern State University
NYC	New York City
OHP	Oakwood Health Promotions
OHS	Oakwood Healthcare System
OUH	Oakwood United Hospitals
PHS	Pinnacle Health System
PP	Professionals PRN, Inc.
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SEAM	Sociedad Espanola de Auxilio Mutuo
F54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

SEMCB	St. Elizabeth’s Medical Center of Boston
SLMC	St. Luke’s Medical Center
SSNH	Sunny Slope Nursing Home
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TMC	The Medical Center
TMH	The Miriam Hospital
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VRHS	Valley Regional Health System
WCNT	Wessex Corporation of New Tazewell
See accompanying Notes to Financial Statements.
F55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010
Assets
Investments, at value (cost $2,654,412,086)—see accompanying statement of investments	$2,619,336,910
Cash	444,652
Receivables and other assets:
Interest	45,608,557
Shares of beneficial interest sold	23,518,543
Investments sold	10,726,344
Other	433,800

Total assets	2,700,068,806

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	88,050,000
Investments purchased (including $13,252,700 purchased on a when-issued or delayed delivery basis)	43,565,838
Payable on borrowings (See Note 5)	35,700,000
Shares of beneficial interest redeemed	4,628,697
Dividends	2,265,204
Distribution and service plan fees	1,449,986
Transfer and shareholder servicing agent fees	94,210
Shareholder communications	38,625
Trustees’ compensation	29,933
Interest expense on borrowings	5,512
Other	173,137

Total liabilities	176,001,142

Net Assets	$2,524,067,664

Composition of Net Assets
Par value of shares of beneficial interest	$174,188
Additional paid-in capital	2,608,011,164
Accumulated net investment income	20,942,598
Accumulated net realized loss on investments	(69,985,110)
Net unrealized depreciation on investments	(35,075,176)

Net Assets	$2,524,067,664

F56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,727,611,168 and 119,091,237 shares of beneficial interest outstanding)	$14.51
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$15.04

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $41,901,125 and 2,890,943 shares of beneficial interest outstanding)	$14.49

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $754,555,371 and 52,205,736 shares of beneficial interest outstanding)	$14.45
See accompanying Notes to Financial Statements.
F57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010
Investment Income
Interest	$69,579,618

Expenses
Management fees	4,659,260
Distribution and service plan fees:
Class A	1,938,676
Class B	209,407
Class C	3,324,301
Transfer and shareholder servicing agent fees:
Class A	405,373
Class B	29,477
Class C	193,896
Shareholder communications:
Class A	65,212
Class B	4,483
Class C	28,712
Borrowing fees	825,514
Interest expense and fees on short-term floating rate notes issued (See Note 1)	535,850
Interest expense on borrowings	41,843
Trustees’ compensation	21,714
Custodian fees and expenses	11,550
Accounting service fees	6,000
Other	177,928

Total expenses	12,479,196
Less waivers and reimbursements of expenses	(681,111)

Net expenses	11,798,085

Net Investment Income	57,781,533

Realized and Unrealized Loss
Net realized loss on investments	(6,458,789)
Net change in unrealized appreciation/depreciation on investments	(2,132,245)

Net Increase in Net Assets Resulting from Operations	$49,190,499

See accompanying Notes to Financial Statements.
F58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009
Operations
Net investment income	$57,781,533	$95,427,569
Net realized loss	(6,458,789)	(38,766,374)
Net change in unrealized appreciation/depreciation	(2,132,245)	101,094,242

Net increase in net assets resulting from operations	49,190,499	157,755,437

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(39,587,006)	(64,327,752)
Class B	(878,075)	(2,032,025)
Class C	(14,373,255)	(22,183,370)

	(54,838,336)	(88,543,147)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	256,028,409	172,750,832
Class B	(2,314,678)	(14,158,917)
Class C	155,983,404	70,546,324

	409,697,135	229,138,239

Net Assets
Total increase	404,049,298	298,350,529
Beginning of period	2,120,018,366	1,821,667,837

End of period (including accumulated net investment income of $20,942,598 and $17,999,401, respectively)	$2,524,067,664	$2,120,018,366

See accompanying Notes to Financial Statements.
F59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended March 31, 2010
Cash Flows from Operating Activities
Net increase in net assets from operations	$49,190,499
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(237,829,328)
Proceeds from disposition of investment securities	93,565,466
Short-term investment securities, net	(225,402,093)
Premium amortization	3,726,802
Discount accretion	(4,232,671)
Net realized loss on investments	6,458,789
Net change in unrealized appreciation/depreciation on investments	2,132,245
Change in assets:
Increase in other assets	(263,770)
Increase in interest receivable	(6,360,552)
Increase in receivable for securities sold	(7,698,299)
Change in liabilities:
Increase in payable for securities purchased	27,510,795
Increase in other liabilities	91,093

Net cash used in operating activities	(299,111,024)

Cash Flows from Financing Activities
Proceeds from bank borrowings	317,700,000
Payments on bank borrowings	(363,000,000)
Payments on short-term floating rate notes issued	(4,705,000)
Proceeds from shares sold	674,662,246
Payments on shares redeemed	(309,320,422)
Cash distributions paid	(17,015,378)

Net cash provided by financing activities	298,321,446
Net decrease in cash	(789,578)
Cash, beginning balance	1,234,230

Cash, ending balance	$444,652

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $37,399,121.
Cash paid for interest on bank borrowings-$59,956.
Cash paid for interest on short-term floating rate notes issued-$535,850.
See accompanying Notes to Financial Statements.
F60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.55	$14.11	$15.53	$15.91	$15.85	$15.18

Income (loss) from investment operations:
Net investment income[1]	.38	.76	.74	.69	.68	.69
Net realized and unrealized gain (loss)	(.06)	.38	(1.47)	(.39)	.05	.68

Total from investment operations	.32	1.14	(.73)	.30	.73	1.37

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.36)	(.70)	(.69)	(.68)	(.67)	(.70)

Net asset value, end of period	$14.51	$14.55	$14.11	$15.53	$15.91	$15.85

Total Return, at Net Asset Value[2]	2.27%	8.64%	(4.86)%	1.88%	4.70%	9.17%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,727,611	$1,475,689	$1,252,931	$1,239,709	$1,259,280	$943,010

Average net assets (in thousands)	$1,568,832	$1,234,400	$1,259,577	$1,272,585	$1,122,551	$691,251

Ratios to average net assets:[3]
Net investment income	5.33%	5.60%	4.93%	4.36%	4.34%	4.41%
Expenses excluding interest and fees from short-term floating rate notes issued	0.81%	1.01%	0.93%	0.90%	0.89%	0.93%
Interest and fees from short-term floating rate notes issued[4]	0.05%	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	0.86%	1.16%	1.15%	1.18%	1.14%	1.09%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.80%	1.13%	1.14%	1.18%	1.14%	1.08%

Portfolio turnover rate	6%	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F61 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.54	$14.10	$15.51	$15.90	$15.84	$15.17

Income (loss) from investment operations:
Net investment income[1]	.32	.64	.62	.57	.56	.58
Net realized and unrealized gain (loss)	(.07)	.39	(1.46)	(.41)	.04	.67

Total from investment operations	.25	1.03	(.84)	.16	.60	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.30)	(.59)	(.57)	(.55)	(.54)	(.58)

Net asset value, end of period	$14.49	$14.54	$14.10	$15.51	$15.90	$15.84

Total Return, at Net Asset Value[2]	1.77%	7.75%	(5.56)%	1.03%	3.90%	8.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$41,901	$44,364	$58,024	$76,085	$95,056	$105,404

Average net assets (in thousands)	$41,983	$46,208	$67,746	$85,328	$101,464	$101,504

Ratios to average net assets:[3]
Net investment income	4.48%	4.78%	4.14%	3.59%	3.59%	3.70%
Expenses excluding interest and fees from short-term floating rate notes issued	1.67%	1.84%	1.73%	1.68%	1.67%	1.69%
Interest and fees from short-term floating rate notes issued[4]	0.05%	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	1.72%	1.99%	1.95%	1.96%	1.92%	1.85%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.66%	1.96%	1.94%	1.96%	1.92%	1.85%

Portfolio turnover rate	6%	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F62 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Six Months
	Ended
	March 31, 2010			Year Ended September 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$14.50	$14.06	$15.48	$15.86	$15.81	$15.14

Income (loss) from investment operations:
Net investment income[1]	.33	.65	.63	.57	.57	.57
Net realized and unrealized gain (loss)	(.07)	.39	(1.47)	(.39)	.03	.68

Total from investment operations	.26	1.04	(.84)	.18	.60	1.25

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.60)	(.58)	(.56)	(.55)	(.58)

Net asset value, end of period	$14.45	$14.50	$14.06	$15.48	$15.86	$15.81

Total Return, at Net Asset Value[2]	1.82%	7.85%	(5.60)%	1.13%	3.87%	8.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$754,556	$599,965	$510,713	$529,974	$566,254	$522,684

Average net assets (in thousands)	$668,045	$496,015	$529,924	$551,823	$557,832	$406,498

Ratios to average net assets:[3]
Net investment income	4.56%	4.84%	4.18%	3.62%	3.60%	3.68%
Expenses excluding interest and fees from short-term floating rate notes issued	1.57%	1.77%	1.69%	1.65%	1.64%	1.66%
Interest and fees from short-term floating rate notes issued[4]	0.05%	0.15%	0.22%	0.28%	0.25%	0.16%

Total expenses	1.62%	1.92%	1.91%	1.93%	1.89%	1.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.56%	1.89%	1.90%	1.93%	1.89%	1.82%

Portfolio turnover rate	6%	28%	49%	16%	19%	20%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
F63 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing
F64 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while
F65 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$13,252,700
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $88,050,000 as of March 31, 2010, which represents 3.26% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s
F66 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At March 31, 2010, municipal bond holdings with a value of $138,394,335 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $88,050,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At March 31, 2010, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$12,035,000	AZ Health Facilities Authority ROLs[3]	15.688%	1/1/30	$12,874,321
7,770,000	FL HFC ROLs[3]	10.477	1/1/37	8,851,196
7,425,000	GA George L. Smith II World Congress Center Authority ROLs[3]	14.384	7/1/20	7,590,058
4,710,000	RI Student Loan Authority ROLs	21.858	12/1/23	4,796,099
6,670,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	8.971	12/1/38	7,126,695
3,605,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.121	6/1/39	4,022,892
1,710,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs	14.859	12/1/38	1,944,133
1,345,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	15.915	6/1/38	1,454,510
1,460,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) ROLs[3]	14.919	12/1/38	1,684,431

				$50,344,335

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages F54 and F55 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
F67 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2010, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $54,970,000.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost	$13,245,486
Market Value	$7,614,451
Market Value as a % of Net Assets	0.30%
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2009, the Fund had available for federal income tax purposes post-October losses of $24,813,504 and unused capital loss carryforwards as follows:
F68 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Expiring

2012	$662,053
2015	70,040
2016	2,094,523
2017	32,902,442

Total	$35,729,058

As of March 31, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $67,001,351 expiring by 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2010, it is estimated that the Fund did not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,569,035,097 [1]

Gross unrealized appreciation	$62,262,322
Gross unrealized depreciation	(102,128,948)

Net unrealized depreciation	$(39,866,626)

1.	The Federal tax cost of securities does not include cost of $90,168,439, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the
F69 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F70 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	32,037,240	$462,922,109	46,448,768	$623,216,997
Dividends and/or distributions reinvested	1,954,521	28,236,305	3,386,721	45,600,005
Redeemed	(16,298,662)	(235,130,005)	(37,234,094)	(496,066,170)

Net increase	17,693,099	$256,028,409	12,601,395	$172,750,832

Class B
Sold	509,464	$7,353,611	1,039,196	$14,003,726
Dividends and/or distributions reinvested	41,076	592,796	96,787	1,296,086
Redeemed	(710,590)	(10,261,085)	(2,200,563)	(29,458,729)

Net decrease	(160,050)	$(2,314,678)	(1,064,580)	$(14,158,917)

Class C
Sold	14,651,662	$210,981,193	16,449,333	$221,365,601
Dividends and/or distributions reinvested	595,346	8,570,020	941,104	12,632,296
Redeemed	(4,413,879)	(63,567,809)	(12,334,779)	(163,451,573)

Net increase	10,833,129	$155,983,404	5,055,658	$70,546,324

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$237,829,328	$93,565,466
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Over $500 million	0.400
Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
F71 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid $643,497 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$14,651,565
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F72 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

March 31, 2010	$709,061	$14,501	$13,892	$48,669
Waivers and Reimbursements of Expenses. From April 1, 2009 through March 31, 2010, the Manager agreed to voluntarily waive the advisory fee by 0.06% of the Fund’s average daily net assets. During the six months ended March 31, 2010, the Manager waived $681,111.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or “collapse” trusts that issued “inverse floaters” to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.2282% as of March 31, 2010). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement
F73 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
of Operations related to its participation in the borrowing facility during the six months ended March 31, 2010 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of March 31, 2010, the Fund had borrowings outstanding at an interest rate of 0.2282%. Details of the borrowings for the six months ended March 31, 2010 are as follows:

Average Daily Loan Balance	$30,495,055
Average Daily Interest Rate	0.259%
Fees Paid	$1,080,402
Interest Paid	$59,956
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and
F74 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F75 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.

William F. Glavin, Jr.
Principal Executive Officer

Date:	05/11/2010

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	05/11/2010